                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-7820
                                  ----------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      03-31
                          ------------------------------------------------------

Date of reporting period:     06-30-2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
JUNE 30, 2005
[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 66.5%
AEROSPACE & DEFENSE - 1.5%
         2,017,157  Honeywell International Inc.                  $   73,888,461
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
           178,500  United Parcel Service, Inc. Cl B                  12,345,060
                                                                 ---------------
AUTOMOBILES - 0.2%
           220,000  General Motors Corp.(1)                            7,480,000
                                                                 ---------------
BEVERAGES - 0.4%
           533,400  Coca-Cola Company (The)                           22,269,450
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
           553,600  Masco Corp.                                       17,582,336
                                                                 ---------------
CHEMICALS - 2.7%
         2,572,500  du Pont (E.I.) de Nemours & Co.                  110,643,225
           356,700  International Flavors
                    & Fragrances Inc.                                 12,919,674
           713,500  Olin Corp.                                        13,014,240
                                                                 ---------------
                                                                     136,577,139
                                                                 ---------------
COMMERCIAL BANKS - 11.5%
         2,458,900  Bank of America Corp.(2)                         112,150,429
           713,100  BB&T Corporation                                  28,502,607
         3,271,575  Commerce Bancshares, Inc.(3)                     164,920,095
           582,000  Mercantile Bankshares Corporation                 29,990,460
         1,782,500  SunTrust Banks, Inc.                             128,767,760
           678,500  U.S. Bancorp                                      19,812,200
           499,487  UMB Financial Corp.                               28,485,744
         1,719,679  Whitney Holding Corp.                             56,113,126
                                                                 ---------------
                                                                     568,742,421
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 5.1%
           531,300  Avery Dennison Corp.                              28,137,648
         2,224,500  Pitney Bowes, Inc.                                96,876,975
         2,080,643  Republic Services, Inc. Cl A                      74,923,954
         1,926,400  Waste Management, Inc.                            54,594,176
                                                                 ---------------
                                                                     254,532,753
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           891,600  Nokia Oyj ADR                                     14,836,224
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.2%
           241,400  Diebold, Inc.                                     10,889,554
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
         1,320,800  Bemis Co.                                         35,054,032
                                                                 ---------------
DIVERSIFIED(4)
             2,200  Standard and Poor's 500
                    Depositary Receipt                                   262,064
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
         2,379,700  BellSouth Corp.                                   63,228,629
           547,880  Iowa Telecommunications
                    Services Inc.                                     10,272,750
         1,557,600  SBC Communications Inc.                           36,993,000
           765,800  Verizon Communications                            26,458,390
                                                                 ---------------
                                                                     136,952,769
                                                                 ---------------
ELECTRIC UTILITIES - 5.8%
         1,710,174  Ameren Corp.                                      94,572,623
         2,079,578  IDACORP, Inc.(3)                                  63,697,474
         2,694,400  Pepco Holdings, Inc.                              64,503,936
         2,707,149  Westar Energy Inc.                                65,052,790
                                                                 ---------------
                                                                     287,826,823
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.5%
         1,177,100  Emerson Electric Co.                              73,721,773
         1,108,056  Hubbell Inc. Cl B                                 48,865,270
                                                                 ---------------
                                                                     122,587,043
                                                                 ---------------
FOOD PRODUCTS - 4.8%
         1,175,100  ConAgra Foods, Inc.                               27,215,316
           201,500  General Mills, Inc.                                9,428,185
         2,306,200  H.J. Heinz Company                                81,685,604
         1,042,100  Kellogg Co.                                       46,310,924
         2,396,057  Kraft Foods Inc. Cl A                             76,218,573
                                                                 ---------------
                                                                     240,858,602
                                                                 ---------------
GAS UTILITIES - 3.9%
           315,290  AGL Resources Inc.                                12,185,959
           558,691  Cascade Natural Gas Corp.(3)                      11,453,166
           789,200  NICOR Inc.                                        32,491,364
         2,527,688  Piedmont Natural Gas Co., Inc.                    60,715,066
         2,320,600  WGL Holdings Inc.                                 78,064,983
                                                                 ---------------
                                                                     194,910,538
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.4%
           498,187  Hunter Douglas N.V. ORD(5)                        24,918,101
           598,877  Snap-on Incorporated                              20,541,481
           342,607  Whirlpool Corp.                                   24,020,177
                                                                 ---------------
                                                                      69,479,759
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
         1,782,000  Colgate-Palmolive Co.                             88,939,620
            62,900  Kimberly-Clark Corp.                               3,936,911
                                                                 ---------------
                                                                      92,876,531
                                                                 ---------------
INSURANCE - 1.6%
         1,109,879  CNA Surety Corp.(5)                               16,481,703
         2,284,748  Marsh & McLennan
                    Companies, Inc.                                   63,287,520
                                                                 ---------------
                                                                      79,769,223
                                                                 ---------------
MEDIA - 1.3%
           429,600  Dow Jones & Co. Inc.                              15,229,320
           760,900  New York Times Co. (The) Cl A                     23,702,035
           698,300  Tribune Co.                                       24,566,194
                                                                 ---------------
                                                                      63,497,549
                                                                 ---------------
METALS & MINING - 0.9%
           763,000  Alcoa Inc.                                        19,937,190
           627,100  Newmont Mining Corporation                        24,475,713
                                                                 ---------------
                                                                      44,412,903
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.6%
         1,442,900  BP plc ADR                                        90,008,102
         2,352,991  Exxon Mobil Corp.                                135,226,392
           957,492  Royal Dutch Petroleum Co.
                    New York Shares                                   62,141,231
           637,355  Unocal Corp.                                      41,459,943
                                                                 ---------------
                                                                     328,835,668
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.7%
           468,409  MeadWestvaco Corp.                                13,134,188
         1,896,283  Weyerhaeuser Co.                                 120,698,413
                                                                 ---------------
                                                                     133,832,601
                                                                 ---------------
PHARMACEUTICALS - 3.2%
           881,700  Abbott Laboratories                               43,212,117
           700,300  Bristol-Myers Squibb Co.                          17,493,494
           903,000  Merck & Co., Inc.                                 27,812,400
         2,101,900  Mylan Laboratories Inc.                           40,440,556

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,138,100  Pfizer, Inc.                                      31,388,798
                                                                 ---------------
                                                                     160,347,365
                                                                 ---------------
REAL ESTATE - 1.3%
         1,221,222  Rayonier, Inc.                                    64,761,403
                                                                 ---------------
ROAD & RAIL - 1.0%
           792,061  Union Pacific Corp.                               51,325,553
                                                                 ---------------
SOFTWARE - 1.0%
         1,922,200  Microsoft Corporation                             47,747,448
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.6%
         1,168,373  Washington Federal, Inc.                          27,480,133
                                                                 ---------------
TOTAL COMMON STOCKS                                                3,301,961,405
(Cost $2,969,887,612)                                            ---------------

PURCHASED PUT OPTIONS(4)
CONTRACTS
             2,200  General Motors Corp., strike
                    at $35.00, expires 12/17/05                          990,000
                                                                 ---------------
(Cost $930,260)

CONVERTIBLE BONDS - 28.2%
AIRLINES - 0.4%
           744,900  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Southwest Airlines Co.),
                    7.02%, 4/3/06 (Acquired 3/23/05,
                    Cost $10,763,805)(6)(7)                           10,707,937
           687,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Southwest
                    Airlines Co.), 7.18%, 4/20/06(6)                   9,709,371
                                                                 ---------------
                                                                      20,417,308
                                                                 ---------------
BIOTECHNOLOGY - 0.3%
           335,400  Goldman Sachs Group, Inc. (The),
                    (convertible into Chiron Corp.),
                    5.00%, 11/21/05
                    (Acquired 11/12/04,
                    Cost $10,722,738)(6)(7)                           11,575,996
           155,000  Merrill Lynch & Co., Inc.,
                    (convertible into Chiron Corp.),
                    7.54%, 5/9/06 (Acquired 5/4/05,
                    Cost $5,456,806)(6)(7)                             5,497,075
                                                                 ---------------
                                                                      17,073,071
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
        83,900,000  Masco Corp., 2.86%, 7/20/31(8)                    38,908,625
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           532,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Cisco Systems,
                    Inc.), 5.60%, 5/22/06(6)                          10,080,336

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           835,600  Morgan Stanley, (convertible into
                    Cisco Systems, Inc.), 5.90%,
                    5/12/06(Acquired 5/5/05,
                    Cost $14,986,486)(6)(7)                           15,354,150
                                                                 ---------------
                                                                      25,434,486
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
        48,547,000  Hewlett-Packard Co.,
                    4.36%, 10/14/17(8)                                27,793,157
           331,100  Morgan Stanley, (convertible into
                    International Business Machines
                    Corporation), 5.58%, 8/17/05
                    (Acquired 8/10/04,
                    Cost $28,014,371)(6)(7)                           24,625,563
                                                                 ---------------
                                                                      52,418,720
                                                                 ---------------
DEPARTMENT STORES - 0.8%
           477,600  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Wal-Mart Stores, Inc.), 3.40%,
                    3/29/06 (Acquired 3/18/05,
                    Cost $24,891,222)(6)(7)                           23,402,400
         1,027,600  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Wal-Mart Stores, Inc.), 5.35%,
                    3/29/06 (Acquired 3/18/05,
                    Cost $14,858,890)(6)(7)                           14,643,300
                                                                 ---------------
                                                                      38,045,700
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.3%
           206,600  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Commonwealth Telephone
                    Enterprises, Inc.), 3.82%, 3/20/06
                    (Acquired 3/10/05,
                    Cost $9,999,440)(6)(7)                            10,446,646
        84,261,000  Commonwealth Telephone
                    Enterprises Inc., 3.25%, 7/15/23                  91,423,185
           101,500  Goldman Sachs Group, Inc. (The),
                    (convertible into Commonwealth
                    Telephone Enterprises, Inc.),
                    2.00%, 3/13/06 (Acquired 3/4/05,
                    Cost $4,998,875)(6)(7)                             5,162,696
           103,000  Merrill Lynch & Co., Inc.,
                    (convertible into Commonwealth
                    Telephone Enterprises, Inc.),
                    2.50%, 3/14/06 (Acquired 3/8/05,
                    Cost $4,995,500)(6)(7)                             5,113,435
       166,785,000  Verizon Global Funding Corp.,
                    VRN, 0.11%, 5/15/21(9)                           104,032,143
                                                                 ---------------
                                                                     216,178,105
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
       151,127,000  Agilent Technologies Inc.,
                    3.00%, 12/1/21                                   149,804,638
           458,000  Goldman Sachs Group, Inc. (The),
                    (convertible into AVX
                    Corporation), 6.50%, 5/4/06(6)                     5,149,294
           508,000  Goldman Sachs Group, Inc. (The),
                    (convertible into AVX
                    Corporation), 7.00%, 2/17/06
                    (Acquired 1/6/05, Cost
                    $6,040,120)(6)(7)                                  6,044,184
                                                                 ---------------
                                                                     160,998,116
                                                                 ---------------
FOOD PRODUCTS - 0.2%
        12,300,000  General Mills, Inc.,
                    2.00%, 10/28/22(8)                                 8,733,000
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
           367,600  Goldman Sachs Group, Inc. (The),
                    (convertible into Brinker
                    International, Inc.), 7.00%, 9/2/05
                    (Acquired 8/25/04,
                    Cost $11,258,853)(6)(7)                           12,373,049
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
        22,837,000  3M Co., 0.47%, 11/21/32(8)                        19,925,283
                                                                 ---------------
INSURANCE - 2.2%
        57,225,000  American International Group Inc.,
                    1.55%, 11/9/31(8)                                 38,412,280
           776,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Marsh &
                    McLennan Companies, Inc.),
                    6.25%, 1/17/06 (Acquired 1/6/05,
                    Cost $25,002,720)(6)(7)                           22,127,640
           175,000  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 5.60%, 3/30/06(6)(10)                      10,164,875
           129,300  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 6.45%, 4/7/06 (Acquired
                    4/1/05, Cost $6,607,230)(6)(7)                     7,065,599
           307,900  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 7.05%, 6/7/06(6)                           17,428,679
           500,000  Morgan Stanley, (convertible into
                    Marsh & McLennan Companies,
                    Inc.), 10.15%, 7/26/05 (Acquired
                    10/26/04, Cost $14,125,000)(6)(7)                 13,877,500
                                                                 ---------------
                                                                     109,076,573
                                                                 ---------------
IT SERVICES - 2.2%
        98,269,000  DST Systems Inc.,
                    3.625%, 8/20/08                                  107,727,391
                                                                 ---------------
MEDIA - 0.4%
           175,000  Morgan Stanley, (convertible into
                    Dow Jones & Company, Inc.),
                    4.65%, 2/10/06 (Acquired 1/25/05,
                    Cost $7,082,250)(6)(7)                             6,209,875
        22,332,000  Valassis Communications Inc.,
                    3.06%, 6/6/21(8)                                  14,292,480
                                                                 ---------------
                                                                      20,502,355
                                                                 ---------------
MULTILINE RETAIL - 0.4%
         1,012,000  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Dollar General Corp.),
                    4.57%, 6/5/06(6)                                  20,250,120
                                                                 ---------------
OIL & GAS DRILLING - 0.6%
           117,700  Merrill Lynch & Co., Inc.,
                    (convertible into Unocal
                    Corporation), 7.80%, 3/10/06
                    (Acquired 3/7/05,
                    Cost $7,295,046)(6)(7)                             7,505,729
           400,000  Morgan Stanley, (convertible
                    into Unocal Corporation), 6.50%,
                    2/1/06 (Acquired 1/24/05,
                    Cost $18,870,000)(6)(7)                           20,838,000
                                                                 ---------------
                                                                      28,343,729
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.5%
        21,439,000  Devon Energy Corporation,
                    (convertible into ChevronTexaco
                    Corp.), 4.90%, 8/15/08(6)                         24,199,271

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
        43,970,000  Devon Energy Corporation,
                    (convertible into ChevronTexaco
                    Corp.), 4.95%, 8/15/08(6)                         49,631,138
                                                                 ---------------
                                                                      73,830,409
                                                                 ---------------
PAPER & FOREST PRODUCTS - 2.4%
       218,503,000  International Paper Co.,
                    3.72%, 6/20/21(8)                                120,176,650
                                                                 ---------------
PHARMACEUTICALS - 0.5%
           451,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Pfizer Inc.),
                    5.90%, 11/7/05 (Acquired
                    1/31/05, Cost $10,842,040)(6)(7)                  11,626,329
           530,800  Morgan Stanley, (convertible into
                    Merck & Co. Inc.), 8.45%,
                    2/10/06 (Acquired 1/28/05,
                    Cost $14,814,628)(6)(7)                           15,273,769
                                                                 ---------------
                                                                      26,900,098
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.2%
           460,500  Morgan Stanley, (convertible into
                    Texas Instruments), 9.70%,
                    2/1/06 (Acquired 1/24/05,
                    Cost $9,619,845)(6)(7)                            10,538,543
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
           678,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Applied
                    Materials, Inc.), 8.30%, 5/8/06(6)                10,534,764
           671,000  Morgan Stanley, (convertible into
                    Applied Materials, Inc.), 8.20%,
                    4/30/06 (Acquired 4/18/05,
                    Cost $10,037,892)(6)(7)                           10,363,595
                                                                 ---------------
                                                                      20,898,359
                                                                 ---------------
SOFTWARE - 2.4%
       108,501,000  Veritas Software Corp.,
                    0.25%, 8/1/13 (Acquired
                    7/9/04-5/18/05, Cost
                    $104,245,926)(7)                                103,618,455
        14,950,000  Veritas Software Corp.,
                    0.25%, 8/1/13                                     14,277,250
                                                                 ---------------
                                                                     117,895,705
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           415,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Limited Brands,
                    Inc.), 7.50%, 12/12/05
                    (Acquired 12/2/04,
                    Cost $9,989,050)(6)(7)                             9,389,375
           540,000  Goldman Sachs Group, Inc. (The),
                    (convertible into The Gap, Inc.),
                    7.25%, 2/6/06 (Acquired 1/27/05,
                    Cost $12,031,200)(6)(7)                           11,116,440
           696,000  Merrill Lynch & Co., Inc.,
                    (convertible into The Gap, Inc.),
                    7.80%, 3/10/06 (Acquired 3/28/05,
                    Cost $15,012,720)(6)(7)                           14,142,720
           200,000  Morgan Stanley, (convertible into
                    Jones Apparel Group, Inc.), 6.00%,
                     5/15/06 (Acquired 4/29/05,
                    Cost $6,077,220)(6)(7)                             6,013,000
           681,000  Morgan Stanley, (convertible into
                    The Gap, Inc.), 6.25%,
                    3/5/06 (Acquired 2/25/05,
                    Cost $14,529,816)(6)(7)                           13,637,025
                                                                 ---------------
                                                                      54,298,560
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
        38,950,000  Kellwood Co., 3.50%, 6/15/34                      34,811,563
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
           761,000  Merrill Lynch & Co., Inc.,
                    (convertible into Nuveen
                    Investments), 6.75%, 10/15/07
                    (Acquired 4/6/05-5/4/05,
                    Cost $25,874,993)(6)(7)                           27,600,025
           334,300  Morgan Stanley, (convertible into
                    Freddie Mac), 6.75%, 3/5/06
                    (Acquired 2/25/05,
                    Cost $20,607,255)(6)(7)                           20,831,904
                                                                 ---------------
                                                                      48,431,929
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                            1,404,187,447
(Cost $1,407,190,658)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 4.6%
AEROSPACE & DEFENSE - 1.1%
           445,000  Northrop Grumman Corp.,
                    7.00%, 4/4/21                                     55,625,000
                                                                 ---------------
ELECTRIC UTILITIES - 2.6%
         1,990,500  FPL Group, Inc., 8.00%, 2/16/06                  128,606,204
                                                                 ---------------
FOOD PRODUCTS(4)
            27,000  Lehman Brothers Holdings Inc.,
                    6.25%, 10/15/07                                      684,450
                                                                 ---------------
HOUSEHOLD DURABLES - 0.3%
           330,700  Newell Financial Trust I,
                    5.25%, 12/1/27                                    14,509,463
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.6%
               323  Fannie Mae, 5.375%, 1/5/08
                    (Acquired 12/29/04-6/22/05,
                    Cost $31,252,363)(7)                              31,364,754
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   230,789,871
(Cost $216,577,170)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.5%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $25,917,117), in a joint trading
account at 2.85%, dated 6/30/05, due 7/1/05
(Delivery value $25,402,011)                                          25,400,000
                                                                 ---------------
(Cost $25,400,000)

TOTAL INVESTMENT SECURITIES - 99.8%                                4,963,328,723
                                                                 ---------------
(Cost $4,619,985,700)

OTHER ASSETS AND LIABILITIES - 0.2%                                    8,760,140
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $4,972,088,863
                                                                 ===============

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

     Contracts              Settlement                           Unrealized
      to Sell                  Date               Value          Gain (Loss)
--------------------------------------------------------------------------------
 11,412,427  Euro for USD     7/29/05         $ 13,822,733        $(22,026)
 19,785,077  Euro for USD     7/29/05           23,963,686         (32,348)
 30,988,676  Euro for USD     7/29/05           37,533,485         (66,471)
 17,598,530  GBP for USD      7/29/05           31,481,694         465,270
 20,325,257  GBP for USD      7/29/05           36,359,487         529,432
                                         ---------------------------------------
                                              $143,161,085        $873,857
                                         =======================================

(Value on Settlement Date $144,034,942)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Security, or a portion thereof, is being held in connection with an open put option.
(2)  Security, or a portion thereof, has been segregated for a when-issued security.
(3)  Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)  Category is less than 0.05% of net assets.
(5)  Non-income producing.
(6)  Equity-linked debt security. The aggregate value of these securities at
     June 30, 2005, was $530,251,347, which represented 10.7% of net assets.
(7)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at June 30, 2005, was
     $508,086,708, which represented 10.2% of net assets. None of the restricted securities were considered to be illiquid.
(8)  Security is a zero-coupon bond. The rate indicated is the yield to maturity/put at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(9)  Step-coupon security. Yield to maturity/put at purchase is indicated.
     These securities can become interest bearing at a predetermined rate and future date and are issued at a substantial discount from their value at maturity.
(10) When-issued security.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2005 follows:

                 SHARE                                                          JUNE 30, 2005
FUND/           BALANCE     PURCHASE      SALES     REALIZED    DIVIDEND    SHARE       MARKET
COMPANY        3/31/2005      COST        COST     GAIN (LOSS)   INCOME    BALANCE       VALUE
EQUITY INCOME
Cascade
Natural Gas
Corp.           558,691        $-          $-          $-        $134,086    558,691  $ 11,453,166
Commerce
Bancshares,
Inc.           3,122,164   15,138,694   8,088,516   (279,010)     769,167  3,271,575   164,920,095
IDACORP, Inc.  1,858,278    7,128,409   1,067,445    (37,935)     634,283  2,079,578    63,697,474
                          --------------------------------------------------------------------------
                          $22,267,103  $9,155,961  $(316,945)  $1,537,536             $240,070,735
                          ==========================================================================

2. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $4,674,280,492
                                                                 ===============
Gross tax appreciation of investments                             $ 377,125,768
Gross tax depreciation of investments                               (88,077,537)
                                                                 ---------------
Net tax appreciation of investments                               $ 289,048,231
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

3. FAIR VALUED

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of June 30, 2005, is
$24,918,101, which is 0.5% of net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(REG.SM) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
JUNE 30, 2005

[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.1%
AEROSPACE & DEFENSE - 2.3%
            25,083  Honeywell International Inc.                    $    918,791
            13,680  Northrop Grumman Corp.                               755,820
                                                                 ---------------
                                                                       1,674,611
                                                                 ---------------
AUTO COMPONENTS - 0.9%
            33,989  Cooper Tire & Rubber                                 631,176
                                                                 ---------------
BEVERAGES - 2.2%
            16,787  Anheuser-Busch Companies, Inc.                       768,005
            28,290  Coca-Cola Enterprises                                622,663
             6,550  Pepsi Bottling Group Inc.                            187,396
                                                                 ---------------
                                                                       1,578,064
                                                                 ---------------
BUILDING PRODUCTS - 1.4%
            24,240  Builders FirstSource, Inc.(1)                        392,688
            20,500  Masco Corp.                                          651,080
                                                                 ---------------
                                                                       1,043,768
                                                                 ---------------
CAPITAL MARKETS - 1.2%
            15,540  Merrill Lynch & Co., Inc.                            854,855
                                                                 ---------------
CHEMICALS - 5.6%
            24,460  Ecolab Inc.                                          791,526
            20,273  Ferro Corp.                                          402,622
            51,390  International Flavors
                    & Fragrances Inc.                                  1,861,345
            16,733  Minerals Technologies Inc.                         1,030,753
                                                                 ---------------
                                                                       4,086,246
                                                                 ---------------
COMMERCIAL BANKS - 3.5%
             8,689  BancorpSouth Inc.                                    205,060
             8,565  Chemical Financial Corp.                             283,587
            10,880  Commerce Bancshares, Inc.                            548,461
            20,326  SunTrust Banks, Inc.                               1,468,351
                                                                 ---------------
                                                                       2,505,459
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.5%
            28,980  Aramark Corp. Cl B                                   765,072
            31,416  Republic Services, Inc. Cl A                       1,131,291
            22,460  Waste Management, Inc.                               636,516
                                                                 ---------------
                                                                       2,532,879
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
            12,690  Diebold, Inc.                                        572,446
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 4.5%
            12,750  AptarGroup, Inc.                                     647,700
            99,430  Bemis Co.                                          2,638,872
                                                                 ---------------
                                                                       3,286,572
                                                                 ---------------
DIVERSIFIED - 1.6%
            16,390  iShares S&P MidCap
                    400 Index Fund                                     1,123,535
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
            20,660  Lincoln Educational
                    Services Corp.(1)                                    418,365
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
             9,590  Commonwealth Telephone
                    Enterprise Inc.                                      401,917
            27,710  Iowa Telecommunications
                    Services Inc.                                        519,562
                                                                 ---------------
                                                                         921,479
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
            17,559  IDACORP, Inc.                                        537,832
            16,562  Westar Energy Inc.                                   397,985
                                                                 ---------------
                                                                         935,817
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.9%
            14,690  Emerson Electric Co.                                 920,035
             9,510  Hubbell Inc. Cl B                                    419,391
                                                                 ---------------
                                                                       1,339,426
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.7%
            24,714  AVX Corporation                                      299,534
            28,160  Littelfuse, Inc.(1)                                  784,256
            11,245  Vishay Intertechnology, Inc.(1)                      133,478
                                                                 ---------------
                                                                       1,217,268
                                                                 ---------------
FOOD PRODUCTS - 6.7%
            33,120  ConAgra Foods, Inc.                                  767,059
             8,860  General Mills, Inc.                                  414,559
            28,558  H.J. Heinz Company                                 1,011,524
            11,290  Kellogg Co.                                          501,728
            43,081  Kraft Foods Inc. Cl A                              1,370,406
            13,390  Unilever N.V. New York Shares                        868,074
                                                                 ---------------
                                                                       4,933,350
                                                                 ---------------
GAS UTILITIES - 2.4%
            27,576  Cascade Natural Gas Corp.                            565,308
            11,290  Equitable Resources Inc.                             767,720

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            11,374  WGL Holdings Inc.                                    382,621
                                                                 ---------------
                                                                       1,715,649
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
             7,920  Beckman Coulter Inc.                                 503,474
            67,216  National Dentex Corp.(1)                           1,237,447
            11,460  Steris Corp.                                         295,324
                                                                 ---------------
                                                                       2,036,245
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
            67,948  LHC Group, Inc.(1)                                 1,235,295
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
             5,708  Brinker International, Inc.(1)                       228,605
            11,051  Outback Steakhouse, Inc.                             499,947
            41,171  Speedway Motorsports Inc.                          1,505,212
                                                                 ---------------
                                                                       2,233,764
                                                                 ---------------
HOUSEHOLD DURABLES - 4.4%
            47,055  Hunter Douglas N.V. ORD(1)                         2,353,576
            11,050  Snap-on Incorporated                                 379,015
             6,807  Whirlpool Corp.                                      477,239
                                                                 ---------------
                                                                       3,209,830
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.9%
            16,970  Colgate-Palmolive Co.                                846,973
            19,560  Kimberly-Clark Corp.                               1,224,260
                                                                 ---------------
                                                                       2,071,233
                                                                 ---------------
INSURANCE - 4.6%
             3,130  Chubb Corp.                                          267,959
            18,988  CNA Surety Corp.(1)                                  281,972
            10,970  Horace Mann Educators Corp.                          206,455
            12,684  Jefferson-Pilot Corp.                                639,527
            48,323  Marsh & McLennan
                    Companies, Inc.                                    1,338,548
            21,700  Platinum Underwriters Holdings                       690,494
                                                                 ---------------
                                                                       3,424,955
                                                                 ---------------
IT SERVICES - 3.0%
            43,920  Accenture Ltd. Cl A(1)                               995,666
            24,630  DST Systems, Inc.(1)                               1,152,684
                                                                 ---------------
                                                                       2,148,350
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
            24,417  Arctic Cat Inc.                                      501,281
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.4%
            27,570  Dover Corp.                                        1,002,997
                                                                 ---------------
MEDIA - 3.7%
            12,890  ADVO, Inc.                                           410,547
            18,408  Dow Jones & Co. Inc.                                 652,563
            28,548  Journal Communications Inc.                          479,606
            19,560  New York Times Co. (The) Cl A                        609,294
            24,520  Westwood One, Inc.                                   500,944
                                                                 ---------------
                                                                       2,652,954
                                                                 ---------------
METALS & MINING - 0.6%
            10,640  Newmont Mining Corporation                           415,279
                                                                 ---------------
MULTI-UTILITIES - 0.7%
            12,890  Wisconsin Energy Corp.                               502,710
                                                                 ---------------
MULTILINE RETAIL - 2.1%
            25,170  Dollar General Corp.                                 512,461
            37,530  Family Dollar Stores, Inc.                           979,533
                                                                 ---------------
                                                                       1,491,994
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.1%
            16,190  Burlington Resources, Inc.                           894,336
            20,289  Unocal Corp.                                       1,319,799
                                                                 ---------------
                                                                       2,214,135
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            14,709  MeadWestvaco Corp.                                   412,441
            12,718  Neenah Paper Inc.                                    393,876
                                                                 ---------------
                                                                         806,317
                                                                 ---------------
PHARMACEUTICALS - 3.2%
            48,818  Mylan Laboratories Inc.                              939,258
            21,660  Schering-Plough Corp.                                412,840
            31,470  Watson Pharmaceuticals, Inc.(1)                      930,253
                                                                 ---------------
                                                                       2,282,351
                                                                 ---------------
REAL ESTATE - 1.6%
            22,520  Education Realty Trust, Inc.                         412,116
            16,040  KKR Financial Corp.(1)                               401,000
            10,190  Sun Communities, Inc.                                378,966
                                                                 ---------------
                                                                       1,192,082
                                                                 ---------------
ROAD & RAIL - 2.1%
            10,880  Heartland Express, Inc.                              211,398

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            20,338  Union Pacific Corp.                                1,317,903
                                                                 ---------------
                                                                       1,529,301
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
            25,120  Applied Materials, Inc.                              406,442
            22,920  Teradyne, Inc.(1)                                    274,352
                                                                 ---------------
                                                                         680,794
                                                                 ---------------
SOFTWARE - 1.7%
            15,024  Reynolds & Reynolds Co. Cl A                         406,099
            51,394  Synopsys, Inc.(1)                                    856,738
                                                                 ---------------
                                                                       1,262,837
                                                                 ---------------
SPECIALTY RETAIL - 1.4%
            21,090  Foot Locker, Inc.                                    574,070
            21,480  Gap, Inc. (The)                                      424,230
                                                                 ---------------
                                                                         998,300
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
             6,340  Jones Apparel Group, Inc.                            196,794
            22,130  Kellwood Co.                                         595,297
             5,000  Liz Claiborne, Inc.                                  198,800
                                                                 ---------------
                                                                         990,891
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.4%
            15,280  Freddie Mac                                          996,714
            11,621  MGIC Investment Corp.                                757,922
                                                                 ---------------
                                                                       1,754,636
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
            13,942  Grainger (W.W.), Inc.                                763,882
                                                                 ---------------
TOTAL COMMON STOCKS                                                   68,773,378
(Cost $66,447,106)                                               ---------------

TEMPORARY CASH INVESTMENTS - 2.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.875%, 8/15/25
valued at $2,046,052), in a joint trading account
at 2.83%, dated 6/30/05, due 7/1/05
(Delivery value $2,000,157)                                            2,000,000
                                                                 ---------------
(Cost $2,000,000)

TOTAL INVESTMENT SECURITIES - 97.9%                                   70,773,378
(Cost $68,447,106)                                               ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 2.1%                                    1,507,301
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 72,280,679
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts              Settlement                               Unrealized
to Sell                Date                   Value             Gain (Loss)
----------------------------------------------------------------------------
355,833 Euro for USD   7/29/05              $  430,987          $   (687)
677,753 Euro for USD   7/29/05                 820,895            (1,017)
966,216 Euro for USD   7/29/05               1,170,281            (2,073)
                                          ----------------------------------
                                            $2,422,163          $ (3,777)
                                          ==================================
(Value on Settlement Date $2,418,386)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  69,570,354
                                                                 ===============
Gross tax appreciation of investments                             $   2,809,342
Gross tax depreciation of investments                                (1,606,318)
                                                                 ---------------
Net tax appreciation of investments                               $   1,203,024
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of June 30, 2005, is
$2,353,576, which is 3.3% of net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
JUNE 30, 2005
[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.2%
AEROSPACE & DEFENSE - 1.0%
           143,000  Alliant Techsystems Inc.(1)                   $   10,095,800
           192,400  Curtiss-Wright Corp.                              10,379,980
                                                                 ---------------
                                                                      20,475,780
                                                                 ---------------
AIRLINES - 0.5%
           601,800  SkyWest, Inc.                                     10,940,723
                                                                 ---------------
AUTO COMPONENTS - 1.3%
           300,900  ArvinMeritor Inc.                                  5,353,011
           670,800  Cooper Tire & Rubber                              12,456,756
           103,600  Lear Corporation                                   3,768,968
           207,600  Superior Industries
                    International, Inc.                                4,920,120
                                                                 ---------------
                                                                      26,498,855
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           690,500  Griffon Corp.(1)                                  15,329,100
                                                                 ---------------
CAPITAL MARKETS - 1.5%
           498,200  Lazard Ltd. Cl A(1)                               11,583,150
           355,100  Piper Jaffray Companies(1)                        10,805,693
           434,100  Waddell & Reed Financial Inc.                      8,030,850
                                                                 ---------------
                                                                      30,419,693
                                                                 ---------------
CHEMICALS - 3.5%
           281,100  Engelhard Corporation                              8,025,405
           705,300  Ferro Corp.                                       14,007,258
           103,600  FMC Corp.(1)                                       5,816,104
           113,400  H.B. Fuller Company                                3,862,404
           133,200  Minerals Technologies Inc.                         8,205,120
           443,900  Olin Corp.                                         8,096,736
         1,070,300  Sensient Technologies Corp.                       22,058,883
                                                                 ---------------
                                                                      70,071,910
                                                                 ---------------
COMMERCIAL BANKS - 5.7%
           300,900  Associated Banc-Corp.                             10,128,294
           365,000  BancorpSouth Inc.                                  8,614,000
           251,600  Chemical Financial Corp.                           8,330,476
           365,000  Chittenden Corp.                                   9,928,000
           172,600  Cullen/Frost Bankers, Inc.                         8,224,390
           207,200  First Financial Bancorp                            3,916,080
           226,900  Fulton Financial Corp.                             4,084,200
           355,100  Sky Financial Group Inc.                          10,006,718
           374,900  South Financial Group Inc. (The)                  10,654,658
           384,700  Sterling Bancshares, Inc.                          5,985,932
           488,300  Susquehanna Bancshares Inc.                       12,007,297
           310,700  TCF Financial Corp.                                8,040,916

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           330,500  Wilmington Trust Corporation                      11,901,305
                                                                 ---------------
                                                                     111,822,266
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.3%
           517,900  ABM Industries Inc.                               10,099,050
           152,900  Asset Acceptance Capital Corp.(1)                  3,961,639
           172,600  Banta Corp.                                        7,829,136
           108,500  Brink's Co. (The)                                  3,906,000
           409,400  G&K Services Inc. Cl A                            15,446,662
           350,200  Kelly Services, Inc. Cl A                         10,029,728
           660,900  Tetra Tech, Inc.(1)                                8,941,977
           123,300  United Stationers Inc.(1)                          6,054,030
                                                                 ---------------
                                                                      66,268,222
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
           281,100  Andrew Corporation(1)                              3,586,836
           148,000  Avocent Corp.(1)                                   3,868,720
                                                                 ---------------
                                                                       7,455,556
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
           779,300  Adaptec, Inc.(1)                                   3,023,684
           675,700  Electronics for Imaging, Inc.(1)                  14,216,728
           251,600  Imation Corporation                                9,759,564
                                                                 ---------------
                                                                      26,999,976
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.9%
           498,200  Granite Construction Inc.                         13,999,420
            54,300  Jacobs Engineering Group Inc.(1)                   3,054,918
                                                                 ---------------
                                                                      17,054,338
                                                                 ---------------
CONSUMER FINANCE - 0.7%
           734,900  MoneyGram International Inc.                      14,051,288
                                                                 ---------------
CONTAINERS & PACKAGING - 2.4%
           286,100  AptarGroup, Inc.                                  14,533,880
           823,700  Bemis Co.                                         21,860,998
           453,800  Sonoco Products Co.                               12,025,700
                                                                 ---------------
                                                                      48,420,578
                                                                 ---------------
DIVERSIFIED - 5.0%
           315,700  iShares Russell 2000
                    Index Fund                                        20,034,322
           493,200  iShares Russell 2000 Value
                    Index Fund                                        31,638,780
           399,500  iShares S&P SmallCap 600
                    Index Fund                                        21,956,520
           419,300  iShares S&P SmallCap
                    600/BARRA Value Index Fund                        25,841,459
                                                                 ---------------
                                                                      99,471,081
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
           271,300  Medallion Financial Corp.                          2,563,785
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
           143,000  Commonwealth Telephone
                    Enterprise Inc.                                    5,993,130
                                                                 ---------------
ELECTRIC UTILITIES - 2.2%
           414,300  Empire District Electric Co.                       9,926,628
           656,000  IDACORP, Inc.                                     20,093,280
           542,600  Westar Energy Inc.                                13,038,678
                                                                 ---------------
                                                                      43,058,586
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           133,200  Regal-Beloit Corp.                                 3,884,112
           493,200  Smith (A.O.) Corp.                                13,173,372
                                                                 ---------------
                                                                      17,057,484
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
         1,499,500  Aeroflex Inc.(1)                                  12,595,800
           212,100  Applied Films Corp.(1)                             5,429,760
           177,600  Avnet Inc.(1)                                      4,001,328
           335,400  Benchmark Electronics Inc.(1)                     10,202,868
            78,900  Coherent, Inc.(1)                                  2,841,189
           286,100  Littelfuse, Inc.(1)                                7,967,885
           379,800  Methode Electronics, Inc.                          4,508,226
           582,000  Paxar Corp.(1)                                    10,330,500
           774,400  Vishay Intertechnology, Inc.(1)                    9,192,128
                                                                 ---------------
                                                                      67,069,684
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.2%
           152,900  Cal Dive International Inc.(1)                     8,007,373
           291,000  Cooper Cameron Corp.(1)                           18,056,550
           379,800  Helmerich & Payne, Inc.                           17,820,216
         1,474,800  Key Energy Group, Inc.(1)                         17,845,080
           157,800  Tidewater Inc.                                     6,015,336
           295,900  Unit Corporation(1)                               13,022,559
           152,900  W-H Energy Services Inc.(1)                        3,811,797
                                                                 ---------------
                                                                      84,578,911
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
           508,000  Casey's General Stores, Inc.                      10,068,560
           261,400  Performance Food Group Co.(1)                      7,896,894
                                                                 ---------------
                                                                      17,965,454
                                                                 ---------------
FOOD PRODUCTS - 1.5%
           286,100  American Italian Pasta Co.                         6,013,822
           335,400  Corn Products International Inc.                   7,969,104
           271,300  Lancaster Colony Corp.                            11,644,196

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           103,600  Ralcorp Holdings, Inc.                             4,263,140
                                                                 ---------------
                                                                      29,890,262
                                                                 ---------------
GAS UTILITIES - 2.0%
           207,200  AGL Resources Inc.                                 8,008,280
           157,800  Northwest Natural Gas Co.                          6,034,272
           315,700  Southwest Gas Corp.                                8,053,507
           537,600  WGL Holdings Inc.                                 18,084,864
                                                                 ---------------
                                                                      40,180,923
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
            88,800  Analogic Corporation                               4,468,416
           143,000  Arrow International Inc.                           4,561,700
           157,800  Dade Behring Holdings Inc.                        10,258,578
           143,000  Orthofix International N.V.(1)                     6,154,720
           360,100  Osteotech Inc.(1)                                  1,325,168
           271,300  Steris Corp.                                       6,991,401
                                                                 ---------------
                                                                      33,759,983
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.2%
           399,500  Alliance Imaging Inc.(1)                           4,178,770
           291,000  Dendrite International, Inc.(1)                    4,015,800
           148,000  Molina Healthcare Inc.(1)                          6,550,480
           286,100  Owens & Minor Inc.                                 9,255,335
           725,100  Parexel International Corp.(1)                    14,393,235
            54,300  Pediatrix Medical Group, Inc.(1)                   3,993,222
           478,400  Priority Healthcare Corp. Cl B(1)                 12,132,224
           157,800  Universal Health Services, Inc. Cl B               9,812,004
                                                                 ---------------
                                                                      64,331,070
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.6%
           439,000  Bob Evans Farms, Inc.                             10,237,480
           123,300  Brinker International, Inc.(1)                     4,938,165
           152,900  CBRL Group Inc.                                    5,941,694
           189,861  CEC Entertainment Inc.(1)                          7,991,249
            93,700  Jack in the Box Inc.(1)                            3,553,104
           310,700  Outback Steakhouse, Inc.                          14,056,068
           222,000  Ruby Tuesday Inc.                                  5,749,800
                                                                 ---------------
                                                                      52,467,560
                                                                 ---------------
HOUSEHOLD DURABLES - 2.6%
            93,700  Beazer Homes USA, Inc.                             5,354,955
           473,500  Ethan Allen Interiors Inc.                        15,866,985
           276,200  Libbey Inc.                                        4,366,722
           399,500  Snap-on Incorporated                              13,702,850
            44,400  Standard-Pacific Corp.                             3,904,980
           251,600  WCI Communities Inc.(1)                            8,058,748
                                                                 ---------------
                                                                      51,255,240
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.7%
           162,800  Central Garden and Pet Co.(1)                      7,996,736
           207,200  WD-40 Co.                                          5,787,096
                                                                 ---------------
                                                                      13,783,832
                                                                 ---------------
INSURANCE - 5.3%
            83,900  AmerUs Group Co.                                   4,031,395
           305,800  Aspen Insurance Holdings Ltd.                      8,427,848
           182,500  Delphi Financial Group, Inc. Cl A                  8,057,375
           532,700  HCC Insurance Holdings, Inc.                      20,173,349
           212,100  Horace Mann Educators Corp.                        3,991,722
           557,400  National Atlantic
                    Holdings Corp. Cl A(1)(2)                          6,449,118
           680,700  Platinum Underwriters Holdings                    21,659,874
           150,100  ProAssurance Corp.(1)                              6,268,176
            98,600  Protective Life Corporation                        4,162,892
           251,600  Scottish Re Group Ltd.(1)                          6,098,784
           384,700  United Fire & Casualty Co.                        17,088,374
                                                                 ---------------
                                                                     106,408,907
                                                                 ---------------
IT SERVICES - 1.4%
           291,000  MAXIMUS, Inc.                                     10,269,390
           148,000  MedQuist Inc.(1)                                   1,968,400
         1,119,700  Perot Systems Corp. Cl A(1)                       15,922,134
                                                                 ---------------
                                                                      28,159,924
                                                                 ---------------
MACHINERY - 4.3%
           251,600  Albany International Corp.                         8,078,876
           547,500  Briggs & Stratton Corp.                           18,954,450
           434,100  Crane Co.                                         11,416,830
           182,500  Kadant Inc.(1)                                     4,002,225
           631,400  Kaydon Corporation                                17,584,490
           266,400  Kennametal Inc.                                   12,214,440
           133,200  Nordson Corp.                                      4,566,096
            93,700  Tecumseh Products Cl A                             2,571,128
           256,500  Timken Co.                                         5,925,150
                                                                 ---------------
                                                                      85,313,685
                                                                 ---------------
MARINE - 0.4%
           172,600  Alexander & Baldwin, Inc.                          8,000,010
                                                                 ---------------
MEDIA - 2.6%
           128,200  ADVO, Inc.                                         4,083,170
           478,400  Hearst-Argyle Television, Inc.                    11,720,800
           710,300  Journal Communications Inc.                       11,933,040
           374,900  Liberty Corp. (The)                               13,800,069
            93,700  ProQuest Co.(1)                                    3,072,423
           217,000  Valassis Communications, Inc.(1)                   8,039,850
                                                                 ---------------
                                                                      52,649,352
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
METALS & MINING - 1.1%
            74,000  Quanex Corporation                                 3,922,740
           246,600  Reliance Steel
                    & Aluminum Company                                 9,141,462
           591,900  Worthington Industries, Inc.                       9,352,020
                                                                 ---------------
                                                                      22,416,222
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           527,800  Fred's, Inc.                                       8,750,924
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.2%
           256,500  Alpha Natural Resources, Inc.(1)                   6,125,220
            69,100  Arch Coal Inc.                                     3,763,877
           710,300  Arlington Tankers Ltd.(2)                         15,477,437
           152,900  Cimarex Energy Co.(1)                              5,949,339
            98,600  Encore Acquisition Co.(1)                          4,042,600
           246,600  Spinnaker Exploration Company(1)                   8,751,834
           409,400  W&T Offshore Inc.                                  9,854,258
           271,300  Western Gas Resources Inc.                         9,468,370
                                                                 ---------------
                                                                      63,432,935
                                                                 ---------------
PHARMACEUTICALS - 0.2%
           266,400  Alpharma Inc.                                      3,854,808
                                                                 ---------------
REAL ESTATE - 3.9%
           148,000  BRE Properties                                     6,193,800
           517,900  Commercial Net Lease Realty                       10,601,413
           503,100  Getty Realty Corp.                                13,935,870
           261,400  Healthcare Realty Trust Inc.                      10,092,654
           236,800  Liberty Property Trust                            10,492,608
           133,200  Mack-Cali Realty Corp.                             6,033,960
           557,400  Maguire Properties, Inc.                          15,796,716
           194,200  Realty Income Corp.                                4,862,768
                                                                 ---------------
                                                                      78,009,789
                                                                 ---------------
ROAD & RAIL - 1.5%
           192,400  Arkansas Best Corporation                          6,120,244
           532,700  Heartland Express, Inc.                           10,350,361
           656,000  Werner Enterprises Inc.                           12,883,840
                                                                 ---------------
                                                                      29,354,445
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
           236,800  MEMC Electronic Materials Inc.(1)                  3,734,336
           192,400  OmniVision Technologies, Inc.(1)                   2,614,716
           231,800  Rudolph Technologies Inc.(1)                       3,321,694
           384,700  Skyworks Solutions, Inc.(1)                        2,835,239
           256,500  Varian Semiconductor
                    Equipment Associates, Inc.(1)                      9,490,500
                                                                 ---------------
                                                                      21,996,485
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SOFTWARE - 5.0%
           557,400  Compuware Corp.(1)                                 4,007,706
           261,400  Internet Security Systems(1)                       5,303,806
           197,300  MRO Software Inc.(1)                               2,882,553
         1,899,000  Parametric Technology Corp.(1)                    12,115,620
           138,100  Reynolds & Reynolds Co. Cl A                       3,732,843
         2,071,600  Sybase, Inc.(1)                                   38,013,860
           468,600  Synopsys, Inc.(1)                                  7,811,562
           133,200  THQ Inc.(1)                                        3,898,764
         1,243,000  TIBCO Software Inc.(1)                             8,129,220
           389,700  Ulticom, Inc.(1)                                   4,134,717
         1,085,100  Verity Inc.(1)                                     9,516,327
                                                                 ---------------
                                                                      99,546,978
                                                                 ---------------
SPECIALTY RETAIL - 4.5%
           404,500  Borders Group Inc.                                10,237,895
           192,400  Cato Corp. (The)                                   3,973,060
           439,000  Christopher & Banks Corporation                    8,016,140
           315,700  Hot Topic, Inc.(1)                                 6,036,184
           818,800  Linens 'n Things, Inc.(1)                         19,372,808
           971,700  Pier 1 Imports, Inc.                              13,788,423
           434,100  Talbots Inc.                                      14,095,227
           434,100  Zale Corp.(1)                                     13,756,629
                                                                 ---------------
                                                                      89,276,366
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
           133,200  Columbia Sportswear Co.(1)                         6,578,748
           222,000  Kellwood Co.                                       5,971,800
           463,600  Kenneth Cole Productions Inc.                     14,427,232
           295,900  Reebok International Ltd.                         12,377,497
                                                                 ---------------
                                                                      39,355,277
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.5%
           172,600  Commercial Federal Corp.                           5,813,168
           508,000  Flagstar Bancorp Inc.                              9,616,440
           138,100  MAF Bancorp Inc.                                   5,887,203
           202,200  PMI Group, Inc. (The)                              7,881,756
           853,300  Washington Federal, Inc.                          20,069,616
                                                                 ---------------
                                                                      49,268,183
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%
           350,200  Hughes Supply, Inc.                                9,840,620
           700,400  UAP Holding Corp.                                 11,626,640
                                                                 ---------------
                                                                      21,467,260
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,896,496,820
(Cost $1,628,013,144)                                            ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.3%
INSURANCE - 0.3%
           143,000  Phoenix Companies Inc.,
                    7.25%, 2/16/06                                     5,011,435
                                                                 ---------------
(Cost $3,590,135)

PREFERRED STOCKS - 0.1%
COMMERCIAL BANKS - 0.1%
            39,000  MB Financial Capital Trust I,
                    8.60%, 9/30/07                                     1,041,300
                                                                 ---------------
REAL ESTATE(3)
            36,500  Mills Corp. (The), Series B,
                    9.00%, 10/9/07                                       983,128
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 2,024,428
(Cost $1,887,500)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 6.875%, 8/15/25
valued at $98,108,173), in a joint trading
account at 2.83%, dated 6/30/05, due
7/1/05 (Delivery value $95,907,539)                                   95,900,000
                                                                 ---------------
(Cost $95,900,000)

TOTAL INVESTMENT SECURITIES - 100.4%                               1,999,432,683
                                                                 ---------------
(Cost $1,729,390,779)

OTHER ASSETS AND LIABILITIES - (0.4)%                                (7,493,680)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $1,991,939,003
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2005.)
(3) Industry is less than 0.05% of net assets.

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2005 follows:

                                                                           JUNE 30, 2005
              BALANCE    PURCHASE       SALES     REALIZED    DIVIDEND   SHARE      MARKET
COMPANY       3/31/05      COST         COST     GAIN (LOSS)   INCOME   BALANCE      VALUE
Arlington
Tankers Ltd.  530,000   $ 5,877,119  $2,098,804  $(146,691)   $366,842  710,300   $15,477,437
National
Atlantic
Holdings
Corp.
Cl A(1)(2)       --       6,637,377      89,284     (1,352)       --    557,400     6,449,118
                       ------------------------------------------------------------------------
                        $12,514,496  $2,188,088  $(148,043)   $366,842            $21,926,555
                       ========================================================================

1. Non-income producing.
2. Issuer was not an affiliate at March 31, 2005.

2. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,768,516,947
                                                                 ===============
Gross tax appreciation of investments                              $277,075,461
Gross tax depreciation of investments                               (46,159,725)
                                                                 ---------------
Net tax appreciation of investments                                $230,915,736
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
JUNE 30, 2005

[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 2.8%
         1,376,296  Honeywell International Inc.                 $    50,413,723
           552,928  Northrop Grumman Corp.                            30,549,273
                                                                 ---------------
                                                                      80,962,996
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
           446,840  United Parcel Service, Inc. Cl B(1)               30,903,454
                                                                 ---------------
AIRLINES - 0.3%
           598,904  Southwest Airlines Co.                             8,342,733
                                                                 ---------------
AUTO COMPONENTS - 0.7%
         1,139,712  Cooper Tire & Rubber(1)                           21,164,452
                                                                 ---------------
AUTOMOBILES - 1.7%
         1,381,000  Toyota Motor Corp. ORD                            49,472,749
                                                                 ---------------
BEVERAGES - 3.6%
         1,069,312  Anheuser-Busch Companies, Inc.                    48,921,024
           389,000  Coca-Cola Company (The)                           16,240,750
         1,007,816  Coca-Cola Enterprises                             22,182,030
           289,464  PepsiCo, Inc.                                     15,610,794
                                                                 ---------------
                                                                     102,954,598
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           716,304  Masco Corp.                                       22,749,815
                                                                 ---------------
CAPITAL MARKETS - 2.4%
           180,152  Edwards (A.G.), Inc.                               8,133,863
           904,896  Merrill Lynch & Co., Inc.                         49,778,329
           201,056  Morgan Stanley                                    10,549,408
                                                                 ---------------
                                                                      68,461,600
                                                                 ---------------
CHEMICALS - 3.1%
           756,113  du Pont (E.I.) de Nemours & Co.                   32,520,420
           917,928  Ecolab Inc.(1)                                    29,704,150
           430,936  Minerals Technologies Inc.(1)                     26,545,658
                                                                 ---------------
                                                                      88,770,228
                                                                 ---------------
COMMERCIAL BANKS - 6.1%
         1,195,208  Bank of America Corp.                             54,513,437
           401,456  BB&T Corporation(1)                               16,046,196
           111,064  Marshall & Ilsley Corp.(1)                         4,936,795
           916,592  SunTrust Banks, Inc.                              66,214,606

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
         1,264,480  U.S. Bancorp                                      36,922,816
                                                                 ---------------
                                                                     178,633,850
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.5%
           379,320  Avery Dennison Corp.                              20,088,787
         1,791,824  Republic Services, Inc. Cl A                      64,523,583
         1,736,080  Waste Management, Inc.(1)                         49,200,507
                                                                 ---------------
                                                                     133,812,877
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           310,200  Nokia Oyj ADR                                      5,161,728
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.9%
           183,512  Diebold, Inc.                                      8,278,226
           615,304  International Business
                    Machines Corp.                                    45,655,557
                                                                 ---------------
                                                                      53,933,783
                                                                 ---------------
DIVERSIFIED - 1.8%
           431,056  Standard and Poor's 500
                    Depositary Receipt(1)                             51,347,391
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
           803,544  Citigroup Inc.                                    37,147,839
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
           548,376  Commonwealth Telephone
                    Enterprise Inc.(1)                                22,982,438
           682,720  SBC Communications Inc.                           16,214,600
           883,272  Verizon Communications                            30,517,048
                                                                 ---------------
                                                                      69,714,086
                                                                 ---------------
ELECTRIC UTILITIES - 0.8%
           367,589  FPL Group, Inc.                                   15,460,793
           265,208  IDACORP, Inc.(1)                                   8,123,321
                                                                 ---------------
                                                                      23,584,114
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.6%
           719,720  Emerson Electric Co.                              45,076,064
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.2%
         2,883,480  AVX Corporation(1)                                34,947,778
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.8%
         1,093,320  Wal-Mart Stores, Inc.                             52,698,024
                                                                 ---------------
FOOD PRODUCTS - 7.8%
           158,704  Campbell Soup Company                              4,883,322
           982,120  ConAgra Foods, Inc.                               22,745,899

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           490,584  General Mills, Inc.                               22,954,425
           511,872  Kellogg Co.                                       22,747,592
         3,125,168  Kraft Foods Inc. Cl A(1)                          99,411,595
           849,528  Unilever N.V. New York Shares                     55,074,900
                                                                 ---------------
                                                                     227,817,733
                                                                 ---------------
GAS UTILITIES - 0.8%
           675,624  WGL Holdings Inc.(1)                              22,727,991
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
           264,632  Beckman Coulter Inc.                              16,822,656
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
            56,176  Universal Health Services, Inc.
                    Cl B(1)                                            3,493,024
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
           194,096  Brinker International, Inc.(2)                     7,773,545
           435,888  Outback Steakhouse, Inc.                          19,719,573
           572,176  Speedway Motorsports Inc.(1)                      20,918,754
                                                                 ---------------
                                                                      48,411,872
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
           271,368  Whirlpool Corp.(1)                                19,025,610
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
           854,016  Kimberly-Clark Corp.                              53,452,861
                                                                 ---------------
INSURANCE - 10.1%
         2,429,792  American International Group, Inc.               141,170,916
               552  Berkshire Hathaway Inc. Cl A(2)                   46,092,000
            87,935  Chubb Corp.                                        7,528,115
           830,912  Horace Mann Educators Corp.(1)                    15,637,764
           489,448  Jefferson-Pilot Corp.                             24,677,968
         2,120,736  Marsh & McLennan
                    Companies, Inc.                                   58,744,387
                                                                 ---------------
                                                                     293,851,150
                                                                 ---------------
IT SERVICES - 2.4%
         1,645,224  Accenture Ltd. Cl A(2)                            37,297,228
           678,640  DST Systems, Inc.(1)(2)                           31,760,352
                                                                 ---------------
                                                                      69,057,580
                                                                 ---------------
MACHINERY - 1.2%
           949,456  Dover Corp.                                       34,541,209
                                                                 ---------------
MEDIA - 2.9%
           482,296  Dow Jones & Co. Inc.                              17,097,393
         1,549,920  New York Times Co. (The) Cl A(1)                  48,280,008

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           291,520  Tribune Co.(1)                                    10,255,674
           229,784  Valassis
                    Communications, Inc.(1)(2)                         8,513,497
                                                                 ---------------
                                                                      84,146,572
                                                                 ---------------
METALS & MINING - 1.0%
           418,608  Alcoa Inc.                                        10,938,227
           453,024  Newmont Mining Corporation                        17,681,527
                                                                 ---------------
                                                                      28,619,754
                                                                 ---------------
MULTI-UTILITIES - 0.7%
           501,248  Wisconsin Energy Corp.                            19,548,672
                                                                 ---------------
MULTILINE RETAIL - 1.3%
           790,280  Dollar General Corp.                              16,090,101
           873,904  Family Dollar Stores, Inc.                        22,808,894
                                                                 ---------------
                                                                      38,898,995
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.2%
           880,128  BP plc ADR                                        54,902,385
         1,234,704  Exxon Mobil Corp.                                 70,958,438
           604,840  Royal Dutch Petroleum Co.
                    New York Shares                                   39,254,116
           692,672  Unocal Corp.                                      45,058,314
                                                                 ---------------
                                                                     210,173,253
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.6%
           250,680  Weyerhaeuser Co.                                  15,955,782
                                                                 ---------------
PHARMACEUTICALS - 4.0%
           160,064  Abbott Laboratories                                7,844,737
         1,141,512  Bristol-Myers Squibb Co.(1)                       28,514,970
           147,840  Eli Lilly and Company                              8,236,166
           507,728  Merck & Co., Inc.                                 15,638,022
           275,344  Mylan Laboratories Inc.                            5,297,619
           824,624  Pfizer, Inc.                                      22,743,130
           993,608  Watson Pharmaceuticals, Inc.(2)                   29,371,052
                                                                 ---------------
                                                                     117,645,696
                                                                 ---------------
ROAD & RAIL - 1.8%
           816,168  Union Pacific Corp.                               52,887,686
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
           699,096  Applied Materials, Inc.                           11,311,374
           190,024  Intel Corp.                                        4,952,025
                                                                 ---------------
                                                                      16,263,399
                                                                 ---------------
SOFTWARE - 2.9%
           909,872  Microsoft Corporation                             22,601,220

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,145,120  Reynolds & Reynolds Co. Cl A(1)                   30,952,594
         1,746,848  Synopsys, Inc.(2)                                 29,119,956
                                                                 ---------------
                                                                      82,673,770
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
           832,128  Gap, Inc. (The)                                   16,434,528
           523,576  Home Depot, Inc.                                  20,367,106
           310,584  Sherwin-Williams Co.                              14,625,401
                                                                 ---------------
                                                                      51,427,035
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
           705,456  Jones Apparel Group, Inc.                         21,897,354
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.4%
           510,592  Fannie Mae                                        29,818,573
           798,504  Freddie Mac                                       52,086,416
           246,200  MGIC Investment Corp.                             16,057,164
                                                                 ---------------
                                                                      97,962,153
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.8%
           417,216  Grainger (W.W.), Inc.                             22,859,265
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,810,001,231
(Cost $2,605,109,052)                                            ---------------

TEMPORARY CASH INVESTMENTS - 3.1%
       $35,005,000  FHLB Discount Notes,
                    2.50%, 7/1/05(3)                                  35,005,000
        54,895,000  FHLMC Discount Notes,
                    2.60%, 7/1/05(3)                                  54,895,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      89,900,000
(Cost $89,900,000)                                               ---------------

COLLATERAL RECEIVED FOR SECURITIES LENDING(4) - 9.3%
REPURCHASE AGREEMENTS - 9.3%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 3.35%, dated 6/30/05,
due 7/1/05 (Delivery value $25,172,952)                               25,170,629
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.438%, dated 6/30/05, due 7/1/05
(Delivery value $245,023,394)                                        245,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                   270,170,629
(Cost $270,170,629)                                              ---------------

TOTAL INVESTMENT SECURITIES - 109.5%                               3,170,071,860
                                                                 ---------------
(Cost $2,965,179,681)

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (9.5)%                              (275,330,437)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,894,741,423
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                       Settlement                           Unrealized
to Sell                         Date                 Value           Gain (Loss)
--------------------------------------------------------------------------------
3,750,796,000 JPY for USD       7/29/2005        $ 33,922,488        $ 275,453
   11,360,902 Euro for USD      7/29/2005          13,760,325          (21,926)
   19,695,750 Euro for USD      7/29/2005          23,855,493          (32,203)
   30,848,767 Euro for USD      7/29/2005          37,364,027          (66,171)
   10,331,235 GBP for USD       7/29/2005          18,481,362          273,137
   11,931,965 GBP for USD       7/29/2005          21,344,878          310,804
                                                --------------------------------
                                                 $148,728,573        $ 739,094
                                                ================================

(Value on Settlement Date $149,467,667)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging).  The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Company
JPY = Japanese Yen
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of June 30, 2005. The aggregate value of securities on loan at June 30, 2005, was $253,226,293.
(2) Non-income producing
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $3,049,960,828
                                                                 ===============
Gross tax appreciation of investments                            $  211,585,840
Gross tax depreciation of investments                               (91,474,808)
                                                                 ---------------
Net tax appreciation of investments                              $  120,111,032
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(REG.SM) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
JUNE 30, 2005

[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
AEROSPACE & DEFENSE - 0.6%
           183,900  Northrop Grumman Corp.                        $   10,160,481
                                                                 ---------------
AUTO COMPONENTS - 0.5%
           226,200  Lear Corporation                                   8,229,156
                                                                 ---------------
AUTOMOBILES - 1.3%
           253,300  General Motors Corp.                               8,612,200
           176,600  Toyota Motor Corp. ADR                            12,625,134
                                                                 ---------------
                                                                      21,237,334
                                                                 ---------------
BEVERAGES - 2.3%
           348,700  Coca-Cola Company (The)                           14,558,225
           164,300  Molson Coors Brewing Co.                          10,186,600
           451,000  Pepsi Bottling Group Inc.                         12,903,110
                                                                 ---------------
                                                                      37,647,935
                                                                 ---------------
CAPITAL MARKETS - 3.7%
           460,700  Bank of New York Co., Inc. (The)                  13,258,946
           415,500  Merrill Lynch & Co., Inc.                         22,856,655
           462,500  Morgan Stanley                                    24,267,375
                                                                 ---------------
                                                                      60,382,976
                                                                 ---------------
CHEMICALS - 1.1%
           285,300  PPG Industries, Inc.                              17,905,428
                                                                 ---------------
COMMERCIAL BANKS - 9.7%
         1,164,300  Bank of America Corp.                             53,103,723
           236,000  National City Corp.                                8,052,320
           287,600  PNC Financial Services Group                      15,662,696
           757,300  U.S. Bancorp                                      22,113,160
           497,900  Wachovia Corp.                                    24,695,840
           573,900  Wells Fargo & Co.                                 35,340,762
                                                                 ---------------
                                                                     158,968,501
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
           330,400  R.R. Donnelley & Sons Company                     11,402,104
           382,500  Waste Management, Inc.                            10,840,050
                                                                 ---------------
                                                                      22,242,154
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           499,600  Avaya Inc.(1)                                      4,156,672
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.0%
         1,235,200  Hewlett-Packard Co.                               29,039,552

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           275,200  International Business
                    Machines Corp.                                    20,419,840
                                                                 ---------------
                                                                      49,459,392
                                                                 ---------------
DIVERSIFIED - 1.6%
           219,300  Standard and Poor's
                    500 Depositary Receipt                            26,123,016
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.8%
         1,599,900  Citigroup Inc.                                    73,963,377
         1,044,700  J.P. Morgan Chase & Co.                           36,898,804
                                                                 ---------------
                                                                     110,862,181
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 5.0%
           189,800  ALLTEL Corp.                                      11,820,744
           185,300  AT&T Corp.                                         3,528,112
           663,100  BellSouth Corp.                                   17,618,567
           896,100  SBC Communications Inc.                           21,282,375
           574,700  Sprint Corp.                                      14,419,223
           369,000  Verizon Communications                            12,748,950
                                                                 ---------------
                                                                      81,417,971
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
           494,600  Exelon Corporation                                25,387,818
           346,000  PPL Corporation                                   20,545,480
                                                                 ---------------
                                                                      45,933,298
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
           391,500  CVS Corp.                                         11,380,905
           857,400  Kroger Co. (The)(1)                               16,316,322
           180,800  Wal-Mart Stores, Inc.                              8,714,560
                                                                 ---------------
                                                                      36,411,787
                                                                 ---------------
FOOD PRODUCTS - 2.3%
           362,300  H.J. Heinz Company                                12,832,666
           479,900  Sara Lee Corp.                                     9,506,819
           227,800  Unilever N.V. New York Shares                     14,768,274
                                                                 ---------------
                                                                      37,107,759
                                                                 ---------------
GAS UTILITIES - 0.7%
           477,300  NiSource Inc.                                     11,803,629
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
           319,800  Baxter International, Inc.                        11,864,580
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%
           115,000  HCA Inc.                                           6,517,050
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
           763,000  McDonald's Corporation                            21,173,250
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
           501,900  Newell Rubbermaid Inc.                            11,965,296
           146,000  Whirlpool Corp.                                   10,236,060
                                                                 ---------------
                                                                      22,201,356
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.2%
           543,500  General Electric Co.                              18,832,275
           594,900  Tyco International Ltd.                           17,371,080
                                                                 ---------------
                                                                      36,203,355
                                                                 ---------------
INSURANCE - 6.1%
           395,700  Allstate Corp.                                    23,643,075
           353,400  American International Group, Inc.                20,532,540
           258,000  Hartford Financial
                    Services Group Inc. (The)                         19,293,240
           206,500  Loews Corp.                                       16,003,750
           281,600  Marsh & McLennan
                    Companies, Inc.                                    7,800,320
           233,400  Torchmark Corp.                                   12,183,480
                                                                 ---------------
                                                                      99,456,405
                                                                 ---------------
IT SERVICES - 1.5%
           289,700  Computer Sciences Corp.(1)                        12,659,890
           262,900  Fiserv, Inc.(1)                                   11,291,555
                                                                 ---------------
                                                                      23,951,445
                                                                 ---------------
MACHINERY - 2.8%
           173,400  Deere & Co.                                       11,355,966
           290,800  Dover Corp.                                       10,579,304
           180,500  Ingersoll-Rand Company                            12,878,675
           183,800  Parker-Hannifin Corp.                             11,397,438
                                                                 ---------------
                                                                      46,211,383
                                                                 ---------------
MEDIA - 2.7%
           255,000  Gannett Co., Inc.                                 18,138,150
         1,560,400  Time Warner Inc.(1)                               26,074,284
                                                                 ---------------
                                                                      44,212,434
                                                                 ---------------
METALS & MINING - 1.0%
           468,400  Alcoa Inc.                                        12,239,292
            93,600  Nucor Corp.                                        4,270,032
                                                                 ---------------
                                                                      16,509,324
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.6%
           460,200  Dollar General Corp.                               9,369,672
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
           827,600  Xerox Corp.(1)                                    11,412,604
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.7%
           557,100  Chevron Corp.                                     31,153,032
           536,100  ConocoPhillips                                    30,820,389
         1,189,100  Exxon Mobil Corp.                                 68,337,577
           725,600  Royal Dutch Petroleum Co.
                    New York Shares                                   47,091,440
                                                                 ---------------
                                                                     177,402,438
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.3%
           337,300  Weyerhaeuser Co.                                  21,469,145
                                                                 ---------------
PHARMACEUTICALS - 4.2%
           399,800  Abbott Laboratories                               19,594,198
           429,100  Bristol-Myers Squibb Co.                          10,718,918
           284,000  Johnson & Johnson                                 18,460,000
           239,600  Merck & Co., Inc.                                  7,379,680
           297,200  Wyeth                                             13,225,400
                                                                 ---------------
                                                                      69,378,196
                                                                 ---------------
ROAD & RAIL - 0.5%
           264,300  Norfolk Southern Corp.                             8,182,728
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
           491,700  Intel Corp.                                       12,813,702
                                                                 ---------------
SOFTWARE - 1.6%
         1,061,900  Microsoft Corporation                             26,377,596
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
           107,300  Advance Auto Parts, Inc.(1)                        6,926,215
           515,000  Gap, Inc. (The)                                   10,171,250
                                                                 ---------------
                                                                      17,097,465
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
           249,000  Liz Claiborne, Inc.                                9,900,240
           198,000  Reebok International Ltd.                          8,282,340
           196,500  VF Corp.                                          11,243,730
                                                                 ---------------
                                                                      29,426,310
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.3%
           855,300  Freddie Mac                                       55,791,219
           136,100  MGIC Investment Corp.                              8,876,442

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           533,200  Washington Mutual, Inc.                           21,695,908
                                                                 ---------------
                                                                      86,363,569
                                                                 ---------------
TOBACCO - 1.4%
           364,000  Altria Group Inc.                                 23,536,240
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,561,179,917
(Cost $1,426,498,221)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.8%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.875%, 8/15/25 valued at
$79,898,314), in a joint trading account
at 2.83%, dated 6/30/05, due 7/1/05
(Delivery value $78,106,140)                                          78,100,000
                                                                 ---------------
(Cost $78,100,000)

TOTAL INVESTMENT SECURITIES - 100.1%                               1,639,279,917
                                                                 ---------------
(Cost $1,504,598,221)

OTHER ASSETS AND LIABILITIES - (0.1)%                                (1,441,962)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,637,837,955
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,506,922,650
                                                                 ===============
Gross tax appreciation of investments                            $  156,491,907
Gross tax depreciation of investments                               (24,134,640)
                                                                 ---------------
Net tax appreciation of investments                              $  132,357,267
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
JUNE 30, 2005
[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 2.2%
            79,813  Boeing Co.                                    $    5,267,659
            19,278  General Dynamics Corp.                             2,111,712
            11,502  Goodrich Corporation                                 471,122
            82,116  Honeywell International Inc.                       3,007,909
            11,386  L-3 Communications Holdings, Inc.                    871,940
            38,882  Lockheed Martin Corp.                              2,522,275
            34,731  Northrop Grumman Corp.                             1,918,888
            43,513  Raytheon Company                                   1,702,229
            17,115  Rockwell Collins                                     816,043
            98,592  United Technologies Corp.                          5,062,699
                                                                 ---------------
                                                                      23,752,476
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
            29,071  FedEx Corporation                                  2,355,042
             6,032  Ryder System, Inc.                                   220,771
           107,490  United Parcel Service, Inc. Cl B                   7,434,008
                                                                 ---------------
                                                                      10,009,821
                                                                 ---------------
AIRLINES - 0.1%
            12,455  Delta Air Lines Inc.(1)                               46,831
            71,546  Southwest Airlines Co.                               996,636
                                                                 ---------------
                                                                       1,043,467
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             6,713  Cooper Tire & Rubber                                 124,660
            14,324  Dana Corp.                                           215,003
            53,018  Delphi Corp.                                         246,534
            16,559  Goodyear Tire
                    & Rubber Co. (The)(1)                                246,729
            18,441  Johnson Controls, Inc.                             1,038,782
            12,019  Visteon Corp.                                         72,475
                                                                 ---------------
                                                                       1,944,183
                                                                 ---------------
AUTOMOBILES - 0.5%
           177,035  Ford Motor Company                                 1,812,838
            54,397  General Motors Corp.                               1,849,499
            27,652  Harley-Davidson, Inc.                              1,371,539
                                                                 ---------------
                                                                       5,033,876
                                                                 ---------------
BEVERAGES - 2.2%
            74,772  Anheuser-Busch Companies, Inc.                     3,420,819
             8,858  Brown-Forman Corp.                                   535,555
           218,013  Coca-Cola Company (The)                            9,102,043

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            34,401  Coca-Cola Enterprises                                757,166
             7,707  Molson Coors Brewing Co.                             477,834
            19,205  Pepsi Bottling Group Inc.                            549,455
           161,281  PepsiCo, Inc.                                      8,697,884
                                                                 ---------------
                                                                      23,540,756
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
           119,456  Amgen Inc.(1)                                      7,222,311
            18,595  Applera Corporation-Applied
                    Biosystems Group                                     365,764
            33,105  Biogen Idec Inc.(1)                                1,140,467
            14,478  Chiron Corp.(1)                                      505,137
            24,253  Genzyme Corp.(1)                                   1,457,363
            43,459  Gilead Sciences, Inc.(1)                           1,911,761
            23,845  MedImmune, Inc.(1)                                   637,138
                                                                 ---------------
                                                                      13,239,941
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            17,423  American Standard Companies Inc.                     730,372
            42,127  Masco Corp.                                        1,337,954
                                                                 ---------------
                                                                       2,068,326
                                                                 ---------------
CAPITAL MARKETS - 2.7%
            74,774  Bank of New York Co., Inc. (The)                   2,151,996
            10,875  Bear Stearns Companies Inc. (The)                  1,130,348
            35,427  E*TRADE Group Inc.(1)                                495,624
             9,503  Federated Investors Inc.                             285,185
            19,158  Franklin Resources, Inc.                           1,474,783
            42,699  Goldman Sachs Group, Inc. (The)                    4,356,152
            22,435  Janus Capital Group Inc.                             337,422
            26,619  Lehman Brothers Holdings Inc.                      2,642,734
            40,511  Mellon Financial Corp.                             1,162,261
            91,049  Merrill Lynch & Co., Inc.                          5,008,604
           105,812  Morgan Stanley                                     5,551,955
            19,794  Northern Trust Corp.                                 902,408
           110,756  Schwab (Charles) Corp.                             1,249,328
            32,026  State Street Corp.                                 1,545,255
            11,931  T. Rowe Price Group Inc.                             746,881
                                                                 ---------------
                                                                      29,040,936
                                                                 ---------------
CHEMICALS - 1.6%
            22,035  Air Products & Chemicals, Inc.                     1,328,711
             6,523  Ashland Inc.(1)                                      468,808
            92,570  Dow Chemical Co.                                   4,122,142
            95,927  du Pont (E.I.) de Nemours & Co.                    4,125,820
             7,677  Eastman Chemical Company                             423,387

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            21,392  Ecolab Inc.                                          692,245
            11,701  Engelhard Corporation                                334,064
             4,817  Great Lakes Chemical Corp.                           151,591
            10,655  Hercules Inc.(1)                                     150,768
             8,753  International Flavors
                    & Fragrances Inc.                                    317,034
            25,790  Monsanto Co.                                       1,621,417
            16,628  PPG Industries, Inc.                               1,043,573
            31,097  Praxair, Inc.                                      1,449,120
            18,800  Rohm and Haas Co.                                    871,192
             6,547  Sigma-Aldrich Corp.                                  366,894
                                                                 ---------------
                                                                      17,466,766
                                                                 ---------------
COMMERCIAL BANKS - 5.8%
            33,944  AmSouth Bancorporation                               882,544
           387,859  Bank of America Corp.                             17,690,250
            52,558  BB&T Corporation                                   2,100,743
            16,278  Comerica Inc.                                        940,868
            11,779  Compass Bancshares Inc.                              530,055
            50,236  Fifth Third Bancorp                                2,070,226
            11,799  First Horizon National Corp.                         497,918
            22,221  Huntington Bancshares Inc.                           536,415
            39,175  KeyCorp                                            1,298,651
             9,509  M&T Bank Corp.                                       999,966
            20,436  Marshall & Ilsley Corp.                              908,380
            57,427  National City Corp.                                1,959,409
            45,892  North Fork Bancorporation, Inc.                    1,289,106
            27,256  PNC Financial Services Group                       1,484,362
            44,612  Regions Financial Corp.                            1,511,455
            32,747  SunTrust Banks, Inc.                               2,365,643
            29,825  Synovus Financial Corp.                              855,083
           177,016  U.S. Bancorp                                       5,168,867
           152,159  Wachovia Corp.                                     7,547,086
           162,812  Wells Fargo & Co.                                 10,025,963
             8,615  Zions Bancorporation                                 633,461
                                                                 ---------------
                                                                      61,296,451
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            27,362  Allied Waste Industries Inc.(1)                      216,981
             9,936  Avery Dennison Corp.                                 526,211
           101,353  Cendant Corporation                                2,267,266
            14,611  Cintas Corp.                                         563,985
            12,792  Equifax Inc.                                         456,802
            11,440  Monster Worldwide Inc.(1)                            328,099
            22,155  Pitney Bowes, Inc.                                   964,850
            20,536  R.R. Donnelley & Sons Company                        708,697

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            15,783  Robert Half International Inc.                       394,102
            54,463  Waste Management, Inc.                             1,543,481
                                                                 ---------------
                                                                       7,970,474
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.6%
            10,863  ADC Telecommunications, Inc.(1)                      236,488
            15,049  Andrew Corporation(1)                                192,025
            46,013  Avaya Inc.(1)                                        382,828
            53,243  CIENA Corporation(1)                                 111,278
           616,535  Cisco Systems Inc.(1)                             11,781,985
            19,145  Comverse Technology, Inc.(1)                         452,779
           139,451  Corning Inc.(1)                                    2,317,676
           136,291  JDS Uniphase Corp.(1)                                207,162
           425,376  Lucent Technologies Inc.                           1,237,844
           236,147  Motorola, Inc.                                     4,312,044
           157,763  QUALCOMM Inc.                                      5,207,757
            14,572  Scientific-Atlanta, Inc.                             484,810
            43,749  Tellabs, Inc.(1)                                     380,616
                                                                 ---------------
                                                                      27,305,292
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.5%
            79,311  Apple Computer, Inc.(1)                            2,919,438
           233,624  Dell Inc.(1)                                       9,230,484
           231,103  EMC Corp.(1)                                       3,168,422
            30,554  Gateway, Inc.(1)                                     100,828
           278,634  Hewlett-Packard Co.                                6,550,685
           155,644  International Business
                    Machines Corp.                                    11,548,786
            12,252  Lexmark International, Inc.(1)                       794,297
            17,861  NCR Corp.(1)                                         627,278
            35,139  Network Appliance, Inc.(1)                           993,380
             8,784  QLogic Corp.(1)                                      271,162
           327,236  Sun Microsystems, Inc.(1)                          1,220,590
                                                                 ---------------
                                                                      37,425,350
                                                                 ---------------
CONSTRUCTION & ENGINEERING(2)
             8,280  Fluor Corp.                                          476,845
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             9,866  Vulcan Materials Co.                                 641,191
                                                                 ---------------
CONSUMER FINANCE - 1.3%
           112,962  American Express Co.                               6,012,968
            24,248  Capital One Financial Corp.                        1,940,082
           122,519  MBNA Corporation                                   3,205,097
            28,089  Providian Financial Corp.(1)                         495,209

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            40,656  SLM Corporation                                    2,065,325
                                                                 ---------------
                                                                      13,718,681
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            10,535  Ball Corp.                                           378,839
            10,092  Bemis Co.                                            267,842
            14,017  Pactiv Corp.(1)                                      302,487
             8,003  Sealed Air Corp.(1)                                  398,469
            11,968  Temple-Inland Inc.                                   444,611
                                                                 ---------------
                                                                       1,792,248
                                                                 ---------------
DISTRIBUTORS - 0.1%
            16,759  Genuine Parts Company                                688,627
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
            15,891  Apollo Group Inc. Cl A(1)                          1,242,994
            15,782  Block (H & R), Inc.                                  920,880
                                                                 ---------------
                                                                       2,163,874
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
            20,130  CIT Group Inc.                                       864,986
           501,652  Citigroup Inc.                                    23,191,371
           339,458  J.P. Morgan Chase & Co.                           11,989,657
            36,356  McGraw-Hill Companies, Inc. (The)                  1,608,753
            26,620  Moody's Corp.                                      1,196,835
            28,585  Principal Financial Group                          1,197,712
                                                                 ---------------
                                                                      40,049,314
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
            31,433  ALLTEL Corp.                                       1,957,647
            76,850  AT&T Corp.                                         1,463,224
           176,342  BellSouth Corp.                                    4,685,407
            12,785  CenturyTel Inc.                                      442,745
            32,529  Citizens Communications Company                      437,190
           163,356  Qwest Communications
                    International Inc.(1)                                606,051
           318,217  SBC Communications Inc.                            7,557,654
           142,471  Sprint Corp.                                       3,574,597
           266,610  Verizon Communications                             9,211,375
                                                                 ---------------
                                                                      29,935,890
                                                                 ---------------
ELECTRIC UTILITIES - 2.3%
            15,578  Allegheny Energy, Inc.(1)                            392,877
            19,523  Ameren Corp.                                       1,079,622
            37,121  American Electric Power                            1,368,651

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            28,620  CenterPoint Energy, Inc.                             378,070
            19,024  Cinergy Corp.                                        852,656
            23,346  Consolidated Edison, Inc.                          1,093,527
            16,629  DTE Energy Company                                   777,738
            31,301  Edison International                               1,269,256
            20,567  Entergy Corp.                                      1,553,837
            64,416  Exelon Corporation                                 3,306,473
            31,668  FirstEnergy Corp.                                  1,523,547
            37,564  FPL Group, Inc.                                    1,579,942
            35,564  PG&E Corp.                                         1,335,073
             9,313  Pinnacle West Capital Corp.                          413,963
            18,222  PPL Corporation                                    1,082,022
            23,882  Progress Energy Inc.                               1,080,422
            71,628  Southern Co.                                       2,483,343
            19,757  TECO Energy, Inc.                                    373,605
            23,072  TXU Corp.                                          1,917,052
            38,448  XCEL Energy Inc.                                     750,505
                                                                 ---------------
                                                                      24,612,181
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.4%
            17,487  American Power Conversion Corp.                      412,518
             8,830  Cooper Industries, Ltd.                              564,237
            40,284  Emerson Electric Co.                               2,522,987
            16,987  Rockwell Automation Inc.                             827,437
                                                                 ---------------
                                                                       4,327,179
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%
            42,008  Agilent Technologies, Inc.(1)                        967,023
            17,990  Jabil Circuit, Inc.(1)                               552,833
            16,517  Molex Inc.                                           430,103
            49,344  Sanmina-SCI Corp.(1)                                 269,912
            93,011  Solectron Corp.(1)                                   352,512
            23,038  Symbol Technologies, Inc.                            227,385
             8,415  Tektronix, Inc.                                      195,817
                                                                 ---------------
                                                                       2,995,585
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.3%
            32,577  Baker Hughes Inc.                                  1,666,639
            15,585  BJ Services Co.                                      817,901
            48,661  Halliburton Co.                                    2,326,969
            14,300  Nabors Industries Ltd.(1)                            866,866
            16,500  National Oilwell Varco, Inc.(1)                      784,410
            12,953  Noble Corp.                                          796,739
            10,257  Rowan Companies, Inc.                                304,735
            56,737  Schlumberger Ltd.                                  4,308,609

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            31,362  Transocean Inc.(1)                                 1,692,607
                                                                 ---------------
                                                                      13,565,475
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.8%
            35,168  Albertson's Inc.                                     727,274
            45,956  Costco Wholesale Corporation                       2,059,748
            77,945  CVS Corp.                                          2,265,861
            70,282  Kroger Co. (The)(1)                                1,337,466
            43,034  Safeway Inc.                                         972,138
            12,996  Supervalu Inc.                                       423,800
            61,175  Sysco Corp.                                        2,213,923
           322,691  Wal-Mart Stores, Inc.                             15,553,707
            98,461  Walgreen Co.                                       4,528,221
                                                                 ---------------
                                                                      30,082,138
                                                                 ---------------
FOOD PRODUCTS - 1.2%
            60,336  Archer-Daniels-Midland Co.                         1,289,984
            31,503  Campbell Soup Company                                969,347
            49,755  ConAgra Foods, Inc.                                1,152,326
            35,557  General Mills, Inc.                                1,663,712
            33,607  H.J. Heinz Company                                 1,190,360
            21,121  Hershey Foods Corp.                                1,311,614
            33,867  Kellogg Co.                                        1,505,049
            12,944  McCormick & Company, Inc.                            423,010
            75,802  Sara Lee Corp.                                     1,501,638
            18,960  Wrigley (Wm.) Jr. Company                          1,305,206
                                                                 ---------------
                                                                      12,312,246
                                                                 ---------------
GAS UTILITIES - 0.2%
            16,626  KeySpan Corporation                                  676,678
             4,048  NICOR Inc.                                           166,656
            26,006  NiSource Inc.                                        643,128
             3,532  People's Energy Corp.                                153,501
                                                                 ---------------
                                                                       1,639,963
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
            10,045  Bard (C.R.), Inc.                                    668,093
             5,136  Bausch & Lomb Inc. Cl A                              426,288
            59,722  Baxter International, Inc.                         2,215,686
            24,285  Becton Dickinson & Co.                             1,274,234
            24,251  Biomet Inc.                                          840,055
            72,642  Boston Scientific Corp.(1)                         1,961,334
            11,516  Fisher Scientific International(1)                   747,388
            31,272  Guidant Corp.                                      2,104,606
            15,135  Hospira Inc.(1)                                      590,265

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           116,508  Medtronic, Inc.                                    6,033,949
             4,660  Millipore Corp.(1)                                   264,362
            12,154  PerkinElmer, Inc.                                    229,711
            34,825  St. Jude Medical, Inc.(1)                          1,518,718
            36,236  Stryker Corp.                                      1,723,384
            15,389  Thermo Electron Corp.(1)                             413,502
            11,583  Waters Corp.(1)                                      430,540
            23,694  Zimmer Holdings Inc.(1)                            1,804,772
                                                                 ---------------
                                                                      23,246,887
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.7%
            28,121  Aetna Inc.                                         2,328,981
            10,132  AmerisourceBergen Corp.                              700,628
            41,462  Cardinal Health, Inc.                              2,387,381
            43,887  Caremark Rx Inc.(1)                                1,953,849
            12,696  CIGNA Corp.                                        1,358,853
            14,490  Express Scripts, Inc. Cl A(1)                        724,210
            40,327  HCA Inc.                                           2,285,331
            23,616  Health Management
                    Associates, Inc. Cl A                                618,267
            15,498  Humana Inc.(1)                                       615,891
            22,101  IMS Health Inc.                                      547,442
            13,004  Laboratory Corporation
                    of America Holdings(1)                               648,900
             8,229  Manor Care, Inc.                                     326,938
            28,335  McKesson Corp.                                     1,269,125
            26,638  Medco Health Solutions Inc.(1)                     1,421,404
            17,754  Quest Diagnostics Inc.                               945,756
            44,873  Tenet Healthcare Corp.(1)                            549,246
           122,248  UnitedHealth Group Incorporated                    6,374,010
            58,992  WellPoint Inc.(1)                                  4,108,202
                                                                 ---------------
                                                                      29,164,414
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            50,843  Carnival Corporation                               2,773,486
            14,365  Darden Restaurants, Inc.                             473,758
            17,442  Harrah's Entertainment, Inc.                       1,257,045
            36,710  Hilton Hotels Corporation                            875,534
            32,967  International Game Technology                        928,021
            19,285  Marriott International, Inc.                       1,315,623
           122,231  McDonald's Corporation                             3,391,909
            37,763  Starbucks Corporation(1)                           1,950,837
            20,762  Starwood Hotels
                    & Resorts Worldwide, Inc.                          1,216,030
            10,993  Wendy's International, Inc.                          523,816
            27,907  Yum! Brands, Inc.                                  1,453,397
                                                                 ---------------
                                                                      16,159,456
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.6%
             7,637  Black & Decker Corporation                           686,184
            12,273  Centex Corp.                                         867,333
            13,974  Fortune Brands, Inc.                               1,240,892
             8,115  KB Home                                              618,606
            18,156  Leggett & Platt, Inc.                                482,586
             7,220  Maytag Corporation                                   113,065
            26,343  Newell Rubbermaid Inc.                               628,017
            11,533  Pulte Homes Inc.                                     971,656
             5,521  Snap-on Incorporated                                 189,370
             7,375  Stanley Works (The)                                  335,858
             6,390  Whirlpool Corp.                                      448,003
                                                                 ---------------
                                                                       6,581,570
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
            14,719  Clorox Company                                       820,143
            50,393  Colgate-Palmolive Co.                              2,515,115
            46,172  Kimberly-Clark Corp.                               2,889,905
           238,713  Procter & Gamble Co. (The)                        12,592,111
                                                                 ---------------
                                                                      18,817,274
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.5%
            74,229  3M Co.                                             5,366,757
         1,022,176  General Electric Co.                              35,418,399
            13,058  Textron Inc.                                         990,449
           194,531  Tyco International Ltd.                            5,680,305
                                                                 ---------------
                                                                      47,455,910
                                                                 ---------------
INSURANCE - 4.3%
            27,621  Ace, Ltd.                                          1,238,802
            48,267  Aflac Inc.                                         2,088,996
            64,589  Allstate Corp.                                     3,859,193
            10,386  Ambac Financial Group, Inc.                          724,527
           250,240  American International Group, Inc.                14,538,944
            30,474  AON Corp.                                            763,069
            18,782  Chubb Corp.                                        1,607,927
            16,172  Cincinnati Financial Corp.                           639,764
            28,539  Hartford Financial Services Group Inc. (The)       2,134,146
            13,091  Jefferson-Pilot Corp.                                660,048
            16,726  Lincoln National Corp.                               784,784
            15,491  Loews Corp.                                        1,200,553
            51,222  Marsh & McLennan Companies, Inc.                   1,418,849
            13,231  MBIA Inc.                                            784,731
            70,593  MetLife, Inc.                                      3,172,449
            19,227  Progressive Corp.                                  1,899,820

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            50,343  Prudential Financial Inc.                          3,305,521
            12,141  Safeco Corp.                                         659,742
            64,843  St. Paul Travelers
                    Companies, Inc. (The)                              2,563,244
            10,234  Torchmark Corp.                                      534,215
            28,518  UnumProvident Corp.                                  522,450
            13,453  XL Capital Ltd. Cl A                               1,001,172
                                                                 ---------------
                                                                      46,102,946
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.4%
           116,987  eBay Inc.(1)                                       3,861,741
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
           126,417  Yahoo! Inc.(1)                                     4,380,349
                                                                 ---------------
IT SERVICES - 1.1%
            12,063  Affiliated Computer Services Inc(1)                  616,419
            56,135  Automatic Data Processing, Inc.                    2,355,986
            17,988  Computer Sciences Corp.(1)                           786,076
            13,390  Convergys Corp.(1)                                   190,406
            49,685  Electronic Data Systems Corp.                        956,436
            75,313  First Data Corp.                                   3,023,064
            18,594  Fiserv, Inc.(1)                                      798,612
            34,519  Paychex, Inc.                                      1,123,248
            12,428  Sabre Holdings Corp.                                 247,939
            27,864  SunGard Data Systems Inc.(1)                         979,977
            31,704  Unisys Corp.(1)                                      200,686
                                                                 ---------------
                                                                      11,278,849
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             9,202  Brunswick Corp.                                      398,631
            27,407  Eastman Kodak Co.                                    735,877
            16,273  Hasbro, Inc.                                         338,316
            39,979  Mattel, Inc.                                         731,616
                                                                 ---------------
                                                                       2,204,440
                                                                 ---------------
MACHINERY - 1.4%
            32,948  Caterpillar Inc.                                   3,140,273
             4,177  Cummins Inc.                                         311,646
            26,643  Danaher Corp.                                      1,394,495
            23,640  Deere & Co.                                        1,548,184
            19,460  Dover Corp.                                          707,955
            14,675  Eaton Corp.                                          879,033
            26,440  Illinois Tool Works Inc.                           2,106,738
            16,391  Ingersoll-Rand Company                             1,169,498
             8,854  ITT Industries, Inc.                                 864,416

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,414  Navistar International Corp.(1)                      205,248
            16,702  Paccar Inc.                                        1,135,736
            11,863  Pall Corp.                                           360,161
            11,464  Parker-Hannifin Corp.                                710,883
                                                                 ---------------
                                                                      14,534,266
                                                                 ---------------
MEDIA - 3.5%
            49,497  Clear Channel
                    Communications, Inc.                               1,530,942
           212,585  Comcast Corporation(1)                             6,526,360
           196,745  Disney (Walt) Co.                                  4,954,039
             7,063  Dow Jones & Co. Inc.                                 250,383
            24,084  Gannett Co., Inc.                                  1,713,095
            40,269  Interpublic Group
                    of Companies, Inc.(1)                                490,476
             7,220  Knight-Ridder, Inc.                                  442,875
             4,496  Meredith Corp.                                       220,574
            13,970  New York Times Co. (The) Cl A                        435,166
           277,772  News Corp.                                         4,494,351
            17,807  Omnicom Group Inc.                                 1,422,067
           451,411  Time Warner Inc.(1)                                7,543,078
            28,935  Tribune Co.                                        1,017,933
            28,246  Univision
                    Communications Inc. Cl A(1)                          778,177
           155,289  Viacom, Inc. Cl B                                  4,972,354
                                                                 ---------------
                                                                      36,791,870
                                                                 ---------------
METALS & MINING - 0.6%
            83,921  Alcoa Inc.                                         2,192,855
             8,585  Allegheny Technologies Inc.                          189,385
            17,211  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                    644,380
            42,880  Newmont Mining Corporation                         1,673,606
            15,367  Nucor Corp.                                          701,043
             9,277  Phelps Dodge Corp.                                   858,123
            10,860  United States Steel Corp.                            373,258
                                                                 ---------------
                                                                       6,632,650
                                                                 ---------------
MULTI-UTILITIES - 0.9%
            62,702  AES Corporation (The)(1)                           1,027,059
            49,879  Calpine Corporation(1)                               169,589
            20,711  CMS Energy Corp.(1)                                  311,908
            17,039  Constellation Energy Group Inc.                      982,980
            32,718  Dominion Resources Inc.                            2,401,174
            89,697  Duke Energy Corp.                                  2,666,691
            33,674  Dynegy Inc. Cl A(1)                                  163,656
            22,883  Public Service Enterprise
                    Group Inc.                                         1,391,744

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            22,840  Sempra Energy                                        943,520
                                                                 ---------------
                                                                      10,058,321
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            10,746  Big Lots Inc.(1)                                     142,277
             7,126  Dillard's Inc.                                       166,891
            29,461  Dollar General Corp.                                 599,826
            15,982  Family Dollar Stores, Inc.                           417,130
            16,373  Federated Department Stores, Inc.                  1,199,813
            25,578  J.C. Penney Co. Inc.
                    Holding Company                                    1,344,891
            31,536  Kohl's Corp.(1)                                    1,763,178
            28,764  May Department Stores Co. (The)                    1,155,162
            12,001  Nordstrom, Inc.                                      815,708
             9,828  Sears Holdings Corp.(1)                            1,472,922
            85,339  Target Corporation                                 4,643,296
                                                                 ---------------
                                                                      13,721,094
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            91,920  Xerox Corp.(1)                                     1,267,577
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.4%
             8,301  Amerada Hess Corp.                                   884,140
            22,839  Anadarko Petroleum Corp.                           1,876,224
            31,572  Apache Corp.                                       2,039,551
            37,113  Burlington Resources, Inc.                         2,050,122
           202,258  Chevron Corp.                                     11,310,267
           134,132  ConocoPhillips                                     7,711,249
            45,880  Devon Energy Corporation                           2,325,198
            61,346  El Paso Corp.                                        706,706
            22,940  EOG Resources Inc.                                 1,302,992
           613,750  Exxon Mobil Corp.                                 35,272,212
            11,176  Kerr-McGee Corp.                                     852,841
            10,591  Kinder Morgan, Inc.                                  881,171
            33,455  Marathon Oil Corp.                                 1,785,493
            38,336  Occidental Petroleum Corp.                         2,949,188
             6,723  Sunoco, Inc.                                         764,271
            26,131  Unocal Corp.                                       1,699,822
            24,647  Valero Energy Corp.                                1,949,824
            54,730  Williams Companies, Inc. (The)                     1,039,870
            34,670  XTO Energy Inc.                                    1,178,433
                                                                 ---------------
                                                                      78,579,574
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
            24,935  Georgia-Pacific Corp.                                792,933
            47,092  International Paper Company                        1,422,649

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,506  Louisiana-Pacific Corp.                              258,237
            18,322  MeadWestvaco Corp.                                   513,749
            23,545  Weyerhaeuser Co.                                   1,498,640
                                                                 ---------------
                                                                       4,486,208
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
             8,338  Alberto-Culver Company Cl B                          361,286
            45,289  Avon Products, Inc.                                1,714,189
            96,082  Gillette Company                                   4,864,631
                                                                 ---------------
                                                                       6,940,106
                                                                 ---------------
PHARMACEUTICALS - 7.0%
           149,683  Abbott Laboratories                                7,335,964
            12,570  Allergan, Inc.                                     1,071,467
           188,210  Bristol-Myers Squibb Co.                           4,701,486
           109,148  Eli Lilly and Company                              6,080,635
            33,081  Forest Laboratories, Inc. Cl A(1)                  1,285,197
           286,555  Johnson & Johnson                                 18,626,075
            23,051  King Pharmaceuticals, Inc.(1)                        240,191
           212,195  Merck & Co., Inc.                                  6,535,606
            25,795  Mylan Laboratories Inc.                              496,296
           716,899  Pfizer, Inc.                                      19,772,073
           141,977  Schering-Plough Corp.                              2,706,082
            10,336  Watson Pharmaceuticals, Inc.(1)                      305,532
           128,922  Wyeth                                              5,737,029
                                                                 ---------------
                                                                      74,893,633
                                                                 ---------------
REAL ESTATE - 0.6%
             9,038  Apartment Investment
                    and Management Co.                                   369,835
            19,160  Archstone-Smith Trust                                739,959
            39,166  Equity Office Properties Trust                     1,296,395
            27,518  Equity Residential                                 1,013,213
            17,626  Plum Creek Timber Co. Inc.                           639,824
            17,898  Prologis                                             720,216
            21,235  Simon Property Group, Inc.                         1,539,324
                                                                 ---------------
                                                                       6,318,766
                                                                 ---------------
ROAD & RAIL - 0.5%
            36,342  Burlington Northern Santa Fe Corp.                 1,710,982
            20,782  CSX Corporation                                      886,560
            38,844  Norfolk Southern Corp.                             1,202,610
            25,289  Union Pacific Corp.                                1,638,727
                                                                 ---------------
                                                                       5,438,879
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
            37,771  Advanced Micro Devices, Inc.(1)                      654,949
            35,481  Altera Corp.(1)                                      703,233
            35,644  Analog Devices, Inc.                               1,329,878
           159,087  Applied Materials, Inc.                            2,574,028
            28,221  Applied Micro Circuits Corp.(1)                       72,246
            28,308  Broadcom Corp.(1)                                  1,005,217
            38,513  Freescale Semiconductor Inc.(1)                      815,705
           595,398  Intel Corp.                                       15,516,071
            18,890  KLA-Tencor Corp.                                     825,493
            29,359  Linear Technology Corp.                            1,077,182
            36,253  LSI Logic Corp.(1)                                   307,788
            31,510  Maxim Integrated Products, Inc.                    1,203,997
            58,596  Micron Technology, Inc.(1)                           598,265
            33,885  National Semiconductor Corp.                         746,487
            13,381  Novellus Systems, Inc.(1)                            330,645
            16,139  NVIDIA Corp.(1)                                      431,234
            16,765  PMC-Sierra, Inc.(1)                                  156,417
            18,303  Teradyne, Inc.(1)                                    219,087
           160,604  Texas Instruments Inc.                             4,508,154
            33,665  Xilinx, Inc.                                         858,458
                                                                 ---------------
                                                                      33,934,534
                                                                 ---------------
SOFTWARE - 3.8%
            47,010  Adobe Systems Inc.                                 1,345,426
            22,008  Autodesk, Inc.                                       756,415
            21,041  BMC Software Inc.(1)                                 377,686
            16,187  Citrix Systems, Inc.(1)                              350,610
            51,534  Computer Associates
                    International, Inc.                                1,416,154
            36,461  Compuware Corp.(1)                                   262,155
            29,577  Electronic Arts Inc.(1)                            1,674,354
            17,702  Intuit Inc.(1)                                       798,537
             8,249  Mercury Interactive Corp.(1)                         316,432
           968,933  Microsoft Corporation                             24,068,297
            35,627  Novell, Inc.(1)                                      220,887
           427,031  Oracle Corp.(1)                                    5,636,809
            25,245  Parametric Technology Corp.(1)                       161,063
            48,818  Siebel Systems, Inc.                                 434,480
            68,381  Symantec Corp.(1)                                  1,486,603
            41,033  Veritas Software Corp.(1)                          1,001,205
                                                                 ---------------
                                                                      40,307,113
                                                                 ---------------
SPECIALTY RETAIL - 2.3%
            22,017  AutoNation, Inc.(1)                                  451,789
             6,440  Autozone Inc.(1)                                     595,442

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            28,729  Bed Bath & Beyond Inc.(1)                          1,200,298
            28,900  Best Buy Co., Inc.                                 1,981,095
            18,220  Circuit City Stores-Circuit City Group               315,024
            73,544  Gap, Inc. (The)                                    1,452,494
           207,147  Home Depot, Inc.                                   8,058,017
            36,926  Limited Brands                                       790,955
            74,390  Lowe's Companies, Inc.                             4,330,986
            30,267  Office Depot, Inc.(1)                                691,298
             6,726  OfficeMax Inc.                                       200,233
            15,103  RadioShack Corp.                                     349,937
            12,288  Sherwin-Williams Co.                                 578,642
            71,146  Staples, Inc.                                      1,516,833
            13,826  Tiffany & Co.                                        452,940
            45,786  TJX Companies, Inc. (The)                          1,114,889
            21,201  Toys 'R' Us, Inc.(1)                                 561,402
                                                                 ---------------
                                                                      24,642,274
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            36,552  Coach Inc.(1)                                      1,227,051
            11,720  Jones Apparel Group, Inc.                            363,789
            10,316  Liz Claiborne, Inc.                                  410,164
            22,136  NIKE, Inc. Cl B                                    1,916,977
             5,529  Reebok International Ltd.                            231,278
             9,790  VF Corp.                                             560,184
                                                                 ---------------
                                                                       4,709,443
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.7%
            56,545  Countrywide Financial Corporation                  2,183,202
            93,226  Fannie Mae                                         5,444,399
            66,505  Freddie Mac                                        4,338,121
            27,319  Golden West Financial Corp.                        1,758,797
             9,225  MGIC Investment Corp.                                601,655
            35,547  Sovereign Bancorp Inc.                               794,120
            84,457  Washington Mutual, Inc.                            3,436,555
                                                                 ---------------
                                                                      18,556,849
                                                                 ---------------
TOBACCO - 1.4%
           199,556  Altria Group Inc.(3)                              12,903,291
            11,326  Reynolds American Inc.                               892,489
            15,862  UST Inc.                                             724,259
                                                                 ---------------
                                                                      14,520,039
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             8,180  Grainger (W.W.), Inc.                                448,182
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
           108,251  Nextel Communications, Inc.(1)                     3,497,590
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,049,672,356
(Cost $902,887,312)                                              ---------------

U.S. TREASURY SECURITIES - 0.1%
          $900,000  U.S. Treasury Bills,
                    2.96%, 9/22/05(4)                                    893,778
                                                                 ---------------
(Cost $893,858)

TEMPORARY CASH INVESTMENTS - 1.2%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 8.875%, 2/15/19,
valued at $13,570,774), in a joint trading
account at 2.85%, dated 6/30/05, due 7/1/05
(Delivery value $13,301,053)(3)                                       13,300,000
                                                                 ---------------
(Cost $13,300,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                1,063,866,134
                                                                 ---------------
(Cost $917,081,170)

OTHER ASSETS AND LIABILITIES - 0.1%                                    1,276,115
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,065,142,249
                                                                 ===============

FUTURES CONTRACTS*

       Contracts         Expiration         Underlying Face      Unrealized
        Purchased           Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
 112  S&P 500
      E-Mini Futures   September 2005         $13,392,400        $(120,265)
                                        ========================================

**FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.
(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.
(4) The rate indicated is the yield to maturity at purchase.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $980,615,624
                                                                 ===============
Gross tax appreciation of investments                             $ 192,723,160
Gross tax depreciation of investments                              (109,472,650)
                                                                 ---------------
Net tax appreciation of investments                               $  83,250,510
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
JUNE 30, 2005

[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
DIVERSIFIED - 7.0%
           346,515  Capital Automotive REIT                      $    13,226,478
           326,200  Colonial Properties Trust                         14,352,800
           211,440  Cousins Properties Inc.                            6,254,395
           597,300  Henderson Land
                    Development Co. Ltd. ADR                           2,926,770
           625,200  Henderson Land
                    Development Co. Ltd. ORD                           2,992,813
           500,000  Lexington Corporate
                    Properties Trust                                  12,155,000
               123  NTT Urban Development ORD                            505,008
           135,300  Vornado Realty Trust                              10,878,120
           235,754  Washington REIT                                    7,355,525
                                                                 ---------------
                                                                      70,646,909
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 9.7%
           415,480  Eagle Hospitality
                    Properties Trust Inc.                              3,785,023
         2,409,530  Host Marriott Corp.                               42,166,775
         1,114,400  Innkeepers USA Trust                              16,649,136
           739,860  InterContinental Hotels
                    Group plc ADR                                      9,359,229
         1,632,475  InterContinental Hotels
                    Group plc ORD                                     20,592,733
           249,500  Sunstone Hotel Investors, Inc.                     6,052,870
                                                                 ---------------
                                                                      98,605,766
                                                                 ---------------
INDUSTRIALS - 5.4%
           172,700  Centerpoint Properties Corp.                       7,305,210
         1,181,010  Prologis                                          47,523,842
                                                                 ---------------
                                                                      54,829,052
                                                                 ---------------
MULTI-FAMILY RESIDENTIAL - 15.5%
           169,010  AMLI Residential Properties Trust                  5,283,253
           425,250  Apartment Investment &
                    Management Co.                                    17,401,230
           468,200  Archstone-Smith Trust                             18,081,884
           372,640  BRE Properties                                    15,594,984
           456,130  Camden Property Trust                             24,516,988
           547,400  Equity Residential                                20,155,268
           124,800  Home Properties, Inc.                              5,368,896
           844,770  Mid-America Apartment
                    Communities Inc.                                  38,369,453
           130,600  Post Properties, Inc.                              4,715,966
           246,510  Town & Country Trust (The)                         7,028,000
                                                                 ---------------
                                                                     156,515,922
                                                                 ---------------
NEIGHBORHOOD & COMMUNITY SHOPPING CENTERS - 9.2%
            95,400  Cedar Shopping Centers, Inc.                       1,407,150
           291,200  Equity One, Inc.                                   6,610,240
           413,820  Federal Realty Investors Trust                    24,415,380
           421,200  Heritage Property
                    Investment Trust                                  14,750,424
           637,200  Kimco Realty Corporation                          37,537,452
           121,400  Macerich Co. (The)                                 8,139,870
                                                                 ---------------
                                                                      92,860,516
                                                                 ---------------

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
OFFICE MANAGEMENT - 24.8%
            69,700  Alexandria Real Estate
                    Equities Inc.                                      5,119,465
         1,227,500  Arden Realty Inc.                                 44,165,449
           298,100  Boston Properties Inc.                            20,867,000
           535,750  Brandywine Realty Trust                           16,420,738
           275,780  CarrAmerica Realty Corp.                           9,977,720
           135,400  Columbia Equity Trust, Inc.(1)                     2,078,390
           726,324  Duke Realty Corporation                           22,995,418
           149,448  Equity Office Properties Trust                     4,946,729
           643,300  Kilroy Realty Corp.                               30,550,317
           431,100  Liberty Property Trust                            19,102,041
           796,900  Mack-Cali Realty Corp.                            36,099,570
           368,900  Maguire Properties, Inc.                          10,454,626
           555,790  Prentiss Properties Trust                         20,252,988
           112,070  SL Green Realty Corp.                              7,228,515
                                                                 ---------------
                                                                     250,258,966
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.6%
           112,900  Rayonier, Inc.                                     5,987,087
                                                                 ---------------
REAL ESTATE - 1.2%
           205,800  AMB Property Corp.                                 8,937,894
           304,900  Mission West Properties                            3,131,323
                                                                 ---------------
                                                                      12,069,217
                                                                 ---------------
REGIONAL MALLS - 16.0%
         1,114,710  General Growth Properties, Inc.                   45,803,434
           553,676  Pennsylvania REIT                                 26,299,610
           944,600  Simon Property Group, Inc.                        68,474,054
           636,061  Taubman Centers Inc.                              21,683,319
                                                                 ---------------
                                                                     162,260,417
                                                                 ---------------
STORAGE - 6.5%
           358,105  Extra Space Storage Inc.                           5,131,645
           651,700  First Potomac Realty Trust                        16,162,160
           547,210  Public Storage Inc.                               34,611,032
           191,729  Shurgard Storage
                    Centers, Inc. Cl A                                 8,811,865
            81,800  U-Store-It Trust                                   1,558,290
                                                                 ---------------
                                                                      66,274,992
                                                                 ---------------
TOTAL COMMON STOCKS                                                  970,308,844
(Cost $833,040,912)                                              ---------------

PREFERRED STOCKS - 0.1%
MULTI-FAMILY RESIDENTIAL - 0.1%
            32,000  Apartment Investment &
                    Management Co. Series V,
                    8.00%, 7/15/05                                       812,800
                                                                 ---------------
(Cost $820,800)

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S.
Treasury obligations, 6.875%, 8/15/25 valued at
$21,176,634), in a joint trading account at
2.83%, dated 6/30/05, due 7/1/05
(Delivery value $20,701,627)                                          20,700,000
                                                                 ---------------
(Cost $20,700,000)

TOTAL INVESTMENT SECURITIES - 98.0%                                  991,821,644
                                                                 ---------------
(Cost $854,561,712)

OTHER ASSETS AND LIABILITIES - 2.0%                                   20,220,943
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,012,042,587
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
REIT = Real Estate Investment Trust
(1) Non-income producing.

REAL ESTATE - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act.  A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2005 follows:

                                                       June 30, 2005
              Share
              Balance     Purchase      Sales         Realized       Dividend     Share        Market
              3/31/05     Cost          Cost          Gain (Loss)    Income       Balance      Value
Mid-America
Apartment
Communities
Inc. (1)      805,900     $ 8,912,163   $ 7,267,482   $ 816,883      $ 471,452    844,770      $ 38,369,453

(1) Issuer was not an affiliate at June 30, 2005.

2. FEDERAL TAX INFORMATION

As of June 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 857,658,780
                                                                 ===============
Gross tax appreciation of investments                             $ 139,120,908
Gross tax depreciation of investments                                (4,958,044)
                                                                 ---------------
Net tax appreciation of investments                               $ 134,162,864
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE.  IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES.  MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT.  THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:    August 26, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -----------------------------------------
        Name:   William M. Lyons
        Title:  President
                (principal executive officer)

Date:    August 26, 2005

By:      /s/ Maryanne L. Roepke
         ----------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    August 26, 2005